UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jay S. Fitton

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

(513) 520-5925

Registrant’s telephone number, including area code

Date of fiscal year end: December 31, 2024

Date of reporting period: December 31, 2024

Item 1. Reports to Stockholders.

(a)

Mairs & Power Growth Fund
MPGFX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Mairs & Power Growth Fund (the “Fund”) for the period of  January 1, 2024 to December 31, 2024. You can find additional information about the Fund at   mairsandpower.com/funds/growth-fund.  You can also request this information by contacting us at 1-800-304-7404.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mairs & Power Growth Fund	$68	0.62%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Similar to last year, the market was driven by a handful of large-cap Technology stocks. Thanks to our concerted effort to diversify into Technology stocks over the past several years, the Fund partially benefited from this upswell. Still, the Fund historically lags in robust bull markets and this year was no exception. In particular, the Fund’s exposure to Midwest-based and small-cap companies hurt relative performance, as they did not keep pace with the broader benchmark index. The Fund also has core, long-term holdings that are tied to the strength of the housing market, and as such, have been hit by the housing downturn. We remain focused on our long-term, regional, and multi-cap investment strategy that has led to historically favorable results for more than 94 years. Additional commentary is available on the Fund’s website.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Mairs & Power Growth Fund	19.62	12.70	11.27
S&P 500 Total Return Index	25.02	14.53	13.10
Visit mairsandpower.com/funds/growth-fund for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Mairs & Power Growth Fund	PAGE 1	TSR-AR-89834G711

KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$5,477,434,283
Number of Holdings	47
Net Advisory Fee	$29,892,909
Portfolio Turnover	10%
30-Day SEC Yield	0.78%
WHAT DID THE FUND INVEST IN? (% of net assets as of  December 31, 2024)

Top Holdings	(%)
Microsoft Corp.	10.1%
NVIDIA Corp.	8.3%
Amazon.com, Inc.	6.7%
JPMorgan Chase & Co.	5.5%
UnitedHealth Group, Inc.	5.0%
Apple, Inc.	4.5%
Fiserv, Inc.	3.7%
Graco, Inc.	3.2%
Alphabet, Inc. - Class C	3.0%
Alliant Energy Corp.	3.0%

Security Type	(%)
Common Stocks	99.7%
Money Market Funds	0.3%
Cash & Other	0.0%
Sector Breakdown*
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Mairs & Power, Inc.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit mairsandpower.com/funddocuments.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Mairs & Power Funds at 1-800-304-7404, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Mairs & Power Funds or your financial intermediary.
Mairs & Power Growth Fund	PAGE 2	TSR-AR-89834G711

Mairs & Power Balanced Fund
MAPOX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Mairs & Power Balanced Fund (the “Fund”) for the period of  January 1, 2024 to December 31, 2024. You can find additional information about the Fund at mairsandpower.com/funds/balanced-fund. You can also request this information by contacting us at 1-800-304-7404. This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mairs & Power Balanced Fund	$74	0.71%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Mega-cap Technology stocks were once again key drivers of market performance in 2024, which impacted the relative performance of the Fund. While the Fund’s asset allocation contributed positively to relative performance due to the outperformance of equities versus bonds, the Fund’s diversified approach left the portfolio underexposed to this narrow market leadership group. As a result, the Fund’s equity performance lagged the benchmark. Conversely, the fixed income portion of the portfolio outperformed its benchmark, as an overweight to corporate bonds benefited from a tightening of credit spreads and portfolio duration short of the benchmark aided relative performance to a lesser extent as interest rates rose during 2024. The Fund will continue to balance potential return against potential risk across the portfolio, adding to positions when valuations become attractive. Additional commentary is available on the Fund’s website.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Mairs & Power Balanced Fund	9.60	6.68	6.98
S&P 500 Total Return Index	25.02	14.53	13.10
Bloomberg U.S. Government/Credit Bond Index	1.18	-0.21	1.50
Mairs & Power Blended Index**	15.01	8.71	8.58
Visit mairsandpower.com/funds/balanced-fund for more recent performance information.
Mairs & Power Balanced Fund	PAGE 1	TSR-AR-89834G695

*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
**	The Mairs & Power Blended Index reflects an unmanaged portfolio comprised of 60% of the S&P 500 Total Return Index and 40% of the Bloomberg U.S. Government/Credit Bond Index.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$754,064,762
Number of Holdings	263
Net Advisory Fee	$4,630,877
Portfolio Turnover	11%
Weighted Average Maturity	7.48 years
Effective Duration	5.57 years
30-Day SEC Yield	2.25%
Average Credit Quality	BBB
WHAT DID THE FUND INVEST IN? (% of net assets as of  December 31, 2024)

Top 10 Issuers	(%)
Microsoft Corp.	3.9%
Alphabet, Inc.	3.5%
JPMorgan Chase & Co.	3.4%
Fiserv, Inc.	3.3%
UnitedHealth Group, Inc.	2.8%
Visa, Inc.	2.4%
Motorola Solutions, Inc.	2.3%
Graco, Inc.	2.3%
Texas Instruments, Inc.	2.2%
United States Treasury Note/Bond	2.1%

Security Type	(%)
Common Stocks	64.2%
Corporate Bonds	31.3%
U.S. Treasury Securities	2.1%
Municipal Bonds	1.0%
Asset-Backed Securities	0.7%
Money Market Funds	0.4%
Cash & Other	0.3%
Sector Breakdown*
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Mairs & Power, Inc.
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
This is a summary of certain changes and planned changes to the Fund. For more complete information, you may review the Fund’s prospectus and supplements thereto upon request at 1-855-839-2800.
Effective October 1, 2024, Mr. Brent S. Miller, CFA, has been added as a portfolio manager of the Fund. On or around June 30, 2025, Robert (Bob) W. Thompson, co-portfolio manager of the Fund, will retire. The Fund will continue to be managed by Kevin V. Earley and Brent S. Miller.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit mairsandpower.com/funddocuments.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Mairs & Power Funds at 1-800-304-7404, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Mairs & Power Funds or your financial intermediary.
Mairs & Power Balanced Fund	PAGE 2	TSR-AR-89834G695

Mairs & Power Small Cap Fund
MSCFX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Mairs & Power Small Cap Fund (the “Fund”) for the period of  January 1, 2024 to December 31, 2024. You can find additional information about the Fund at mairsandpower.com/funds/small-cap-fund. You can also request this information by contacting us at 1-800-304-7404.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mairs & Power Small Cap Fund	$97	0.94%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund underperformed the benchmark, S&P SmallCap 600 Total Return Index, during 2024, but stock selection remained a positive contributor to relative performance, giving us confidence in our philosophy and process. However, stock selection was more than offset by sector allocation. Market conditions showed improvement in fundamentals, but lingering effects stemming from post-pandemic excess inventory in several sectors resulted in stock volatility. Our long-term investment horizon led us to look through these conditions and stay invested in several Industrials, Consumer Discretionary, Health Care, and Consumer Staples stocks, each of which experienced inventory cycles that impacted growth and performance. Positive stock selection in Financials, Technology, and Materials was partially offset by weak selection in Industrials, Consumer Discretionary, and Health Care. Our focus on fundamentals and valuation led us to add to several positions in Financials and Industrials, as well as stay underweight Consumer Discretionary and Energy, decisions which benefited relative performance. Additional commentary is available on the Fund’s website.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Mairs & Power Small Cap Fund	PAGE 1	TSR-AR-89834G687

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Mairs & Power Small Cap Fund	7.25	7.04	7.54
S&P 500 Total Return Index	25.02	14.53	13.10
Russell 2000 Total Return Index	11.54	7.40	7.82
S&P SmallCap 600 Total Return Index	8.70	8.36	8.96
Visit mairsandpower.com/funds/small-cap-fund for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$311,107,086
Number of Holdings	41
Net Advisory Fee	$2,539,182
Portfolio Turnover	14%
30-Day SEC Yield	0.03%
WHAT DID THE FUND INVEST IN? (% of net assets as of  December 31, 2024)

Top Holdings	(%)
John Bean Technologies Corp.	5.3%
AZEK Co., Inc.	4.3%
Plexus Corp.	4.1%
Knife River Corp.	4.0%
Hub Group, Inc. - Class A	4.0%
Casey’s General Stores, Inc.	3.7%
Workiva, Inc.	3.7%
AAR Corp.	3.7%
Littelfuse, Inc.	3.5%
Medpace Holdings, Inc.	3.4%

Security Type	(%)
Common Stocks	99.9%
Money Market Funds	0.2%
Cash & Other	-0.1%
Sector Breakdown*
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Mairs & Power, Inc.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit mairsandpower.com/funddocuments.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Mairs & Power Funds at 1-800-304-7404, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Mairs & Power Funds or your financial intermediary.
Mairs & Power Small Cap Fund	PAGE 2	TSR-AR-89834G687

Mairs & Power Minnesota Municipal Bond ETF
MINN (Principal U.S. Listing Exchange: CBOE BZX Exchange, Inc.)
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Mairs & Power Minnesota Municipal Bond ETF (the “Fund”) for the period of  January 1, 2024 to December 31, 2024. You can find additional information about the Fund at mairsandpower.com/funds/mn-muni-bond-etf. You can also request this information by contacting us at 1-855-839-2800. This report describes changes to the Fund.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mairs & Power Minnesota Municipal Bond ETF	$25	0.25%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund slightly underperformed its benchmark index in 2024 but continues to execute the strategy of buying mostly higher-quality credits for the long term. The Fund’s portfolio shows a clear preference for local bonds, seen through more than half of the portfolio invested in unlimited tax general obligation securities and about 10% in state general obligation bonds. The Fund remains highly selective in the higher yielding, lower quality municipal universe, with a small allocation to this subset of municipal debt. The Fund’s duration to worst has moved slightly short to the index with plans to keep investing in the 20 year and lower maturity range. Overall, the Fund’s emphasis on AA equivalent and higher rated credits would position it relatively well should there be an economic reversal. Additional commentary is available on the Fund’s website.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (03/11/2021)
Mairs & Power Minnesota Municipal Bond ETF	0.38	-1.62
Bloomberg Municipal Bond Index: Minnesota	0.72	-0.24
Visit mairsandpower.com/funds/mn-muni-bond-etf for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Mairs & Power Minnesota Municipal Bond ETF	PAGE 1	TSR-AR-89834G836

KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$23,339,785
Number of Holdings	113
Net Advisory Fee	$49,999
Portfolio Turnover	45%
Weighted Average Maturity	10.1 years
Effective Duration	6.02 years
30-Day SEC Yield	3.19%
Average Credit Quality	AA
WHAT DID THE FUND INVEST IN? (% of net assets as of  December 31, 2024)

Top 10 Issuers	(%)
State of Minnesota	11.3%
Minnesota Higher Education Facilities Authority	5.6%
University of Minnesota	3.2%
City of Northfield MN	2.6%
Forest Lake Independent School District No 831	2.2%
St Paul Independent School District No 625	2.1%
County of Wright MN	2.1%
City of St Cloud MN	1.9%
City of Apple Valley MN	1.8%
Housing & Redevelopment Authority of The City of St Paul Minnesota	1.8%

Security Type	(%)
Municipal Bonds	98.6%
Money Market Funds	0.1%
Cash & Other	1.3%

Credit Breakdown*	(%)
AAA	29.9%
AA	49.3%
A	13.0%
BBB & Lower	4.0%
Unrated	1.8%
Cash & Cash Equivalent	2.0%
*	Mairs & Power uses lower of the S&P or Moody’s ratings and chooses to display credit ratings using S&P’s rating convention, although the rating itself might be sourced from another Nationally Recognized Statistical Rating Agency. The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund itself. Ratings are expressed as letters ranging from ‘AAA’, which is the highest grade, to ‘D’, which is the lowest grade. In limited situations when the rating agency has not issued a formal rating, the rating agency will classify the security as unrated.
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
This is a summary of certain planned changes to the Fund. For more complete information, you may review the Fund’s prospectus and supplement thereto upon request at 1-855-839-2800.
On or around June 30, 2025, Robert (Bob) W. Thompson, co-portfolio manager of the Fund, will retire. The Fund will continue to be managed by Brent S. Miller, the Fund’s lead portfolio manager.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit mairsandpower.com/funddocuments.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Mairs & Power Funds at   1-855-839-2800, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Mairs & Power Funds or your financial intermediary.
Mairs & Power Minnesota Municipal Bond ETF	PAGE 2	TSR-AR-89834G836

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. A copy of the registrant’s Code of Ethics is incorporated by reference to the Registrant’s Form N-CSR filed on March 9, 2023.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Dr. Michael Akers and Lisa Zúñiga Ramírez are the “audit committee financial experts” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed or expected to be billed for the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 12/31/2024	FYE 12/31/2023
(a) Audit Fees	$64,500	$61,000
(b) Audit-Related Fees	0	0
(c) Tax Fees	12,000	15,000
(d) All Other Fees	0	0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 12/31/2024	FYE 12/31/2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two fiscal years.

Non-Audit Related Fees	FYE 12/31/2024	FYE 12/31/2023
Registrant	0	0
Registrant’s Investment Adviser	0	0

(h) The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The entire Board of Trustees is acting as the registrant’s audit committee.

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7(a) of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

MAIRS & POWER

Focused Long-term Investing

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

December 31, 2024

- GROWTH FUND (MPGFX)
est. 1958

- BALANCED FUND (MAPOX)
est. 1961

- SMALL CAP FUND (MSCFX)
est. 2011

- MINNESOTA MUNICIPAL BOND ETF (MINN)
est. 2021

Mairs & Power Growth Fund
Schedule of Investments
December 31, 2024

	Shares	Value
COMMON STOCKS - 99.7%
Communication Services - 4.8%
Alphabet, Inc. - Class C	870,140	$165,709,461
Verizon Communications, Inc.	2,421,000	96,815,790
		262,525,251
Consumer Discretionary - 8.2%
Amazon.com, Inc.(a)	1,672,000	366,820,080
Best Buy Co., Inc.	655,700	56,259,060
Ulta Beauty, Inc.(a)	54,900	23,877,657
		446,956,797
Consumer Staples - 2.4%
Casey’s General Stores, Inc.	42,748	16,938,040
Hormel Foods Corp.	2,171,592	68,122,841
Kraft Heinz Co.	1,145,000	35,162,950
Target Corp.	75,870	10,256,107
		130,479,938
Financials - 17.8%
Charles Schwab Corp.	555,000	41,075,550
Fiserv, Inc.(a)	989,000	203,160,380
JPMorgan Chase & Co.	1,263,000	302,753,730
Piper Sandler Cos.	168,000	50,391,600
Principal Financial Group, Inc.	385,000	29,802,850
US Bancorp/MN	2,574,000	123,114,420
Visa, Inc. - Class A	459,000	145,062,360
Wells Fargo & Co.	1,140,500	80,108,720
		975,469,610
Health Care - 12.2%
Abbott Laboratories	255,829	28,936,818
Bio-Techne Corp.	1,393,800	100,395,414
Eli Lilly & Co.	124,539	96,144,108
Johnson & Johnson	405,725	58,675,950
Roche Holding AG - ADR	3,117,509	108,738,714
UnitedHealth Group, Inc.	543,000	274,681,980
		667,572,984
Industrials - 13.7%
CH Robinson Worldwide, Inc.	525,000	54,243,000
Donaldson Co., Inc.	534,324	35,986,721
Fastenal Co.	1,462,000	105,132,420
Graco, Inc.	2,059,774	173,618,351
nVent Electric PLC	1,318,919	89,897,519
Rockwell Automation, Inc.	250,000	71,447,500
Tennant Co.	786,000	64,082,580
Toro Co.	1,974,523	158,159,292
		752,567,383

The accompanying notes are an integral part of these financial statements.

1

Mairs & Power Growth Fund
Schedule of Investments
December 31, 2024(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Information Technology - 32.0%(b)
Apple, Inc.	973,800	$243,858,996
Clearfield, Inc.(a)	80,000	2,480,000
Entegris, Inc.	397,000	39,326,820
Littelfuse, Inc.	473,000	111,462,450
Microsoft Corp.	1,315,000	554,272,500
Motorola Solutions, Inc.	288,500	133,353,355
NVIDIA Corp.	3,403,898	457,109,462
QUALCOMM, Inc.	821,000	126,122,020
Salesforce, Inc.	114,000	38,113,620
Workiva, Inc. (a)	432,857	47,397,842
		1,753,497,065
Materials - 4.5%
Ecolab, Inc.	278,015	65,144,475
HB Fuller Co.	1,087,674	73,396,241
Sherwin-Williams Co.	324,000	110,137,320
		248,678,036
Utilities - 4.1%
Alliant Energy Corp.	2,753,000	162,812,420
WEC Energy Group, Inc.	655,000	61,596,200
		224,408,620
TOTAL COMMON STOCKS (Cost $2,346,132,866)		5,462,155,684
SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%
First American Government Obligations Fund - Class X, 4.41%(c)	15,443,036	15,443,036
TOTAL SHORT-TERM INVESTMENTS (Cost $15,443,036)		15,443,036
TOTAL INVESTMENTS - 100.0% (Cost $2,361,575,902)		$5,477,598,720
Liabilities in Excess of Other Assets - (0.0)% (d)		(164,437)
TOTAL NET ASSETS - 100.0%		$5,477,434,283

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by the Advisor.
ADR - American Depositary Receipt
AG - Aktiengesellschaft
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
(d)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

2

Mairs & Power Balanced Fund
Schedule of Investments
December 31, 2024

	Shares	Value
COMMON STOCKS - 64.2%
Communication Services - 4.7%
Alphabet, Inc. - Class C	137,797	$26,242,061
Walt Disney Co.	83,000	9,242,050
		35,484,111
Consumer Discretionary - 1.3%
Home Depot, Inc.	24,702	9,608,831
Consumer Staples - 5.0%
Casey’s General Stores, Inc.	21,000	8,320,830
Hershey Co.	23,000	3,895,050
Hormel Foods Corp.	240,182	7,534,509
Procter & Gamble Co.	37,000	6,203,050
Sysco Corp.	93,046	7,114,297
Target Corp.	33,225	4,491,356
		37,559,092
Financials - 13.1%
American Express Co.	26,574	7,886,898
Ameriprise Financial, Inc.	16,000	8,518,880
Fiserv, Inc.(a)	116,396	23,910,066
JPMorgan Chase & Co.	89,339	21,415,452
Principal Financial Group, Inc.	11,276	872,875
US Bancorp/MN	177,768	8,502,643
Visa, Inc. - Class A	57,000	18,014,280
Wells Fargo & Co.	136,089	9,558,891
		98,679,985
Health Care - 10.8%
Abbott Laboratories	116,843	13,216,112
Bio-Techne Corp.	62,876	4,528,958
Eli Lilly & Co.	16,144	12,463,168
Johnson & Johnson	69,000	9,978,780
Medtronic PLC	137,000	10,943,560
Neogen Corp.(a)	195,000	2,367,300
Roche Holding AG - ADR	197,000	6,871,360
UnitedHealth Group, Inc.	41,794	21,141,913
		81,511,151
Industrials - 11.2%
3M Co.	6,527	842,571
Automatic Data Processing, Inc.	39,000	11,416,470
CH Robinson Worldwide, Inc.	37,000	3,822,840
Donaldson Co., Inc.	53,000	3,569,550
Fastenal Co.	130,000	9,348,300
Graco, Inc.	203,915	17,187,995
Honeywell International, Inc.	30,091	6,797,256
nVent Electric PLC	58,433	3,982,793
Rockwell Automation, Inc.	25,000	7,144,750

The accompanying notes are an integral part of these financial statements.

3

Mairs & Power Balanced Fund
Schedule of Investments
December 31, 2024(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Industrials - (Continued)
Tennant Co.	68,750	$5,605,188
Toro Co.	186,323	14,924,472
		84,642,185
Information Technology - 12.0%
Entegris, Inc.	67,000	6,637,020
Littelfuse, Inc.	50,000	11,782,500
Microsoft Corp.	70,213	29,594,780
Motorola Solutions, Inc.	27,753	12,828,269
QUALCOMM, Inc.	65,311	10,033,076
Salesforce, Inc.	8,010	2,677,983
Texas Instruments, Inc.	90,000	16,875,900
		90,429,528
Materials - 4.4%
Ecolab, Inc.	65,600	15,371,392
HB Fuller Co.	96,205	6,491,913
Sherwin-Williams Co.	34,000	11,557,620
		33,420,925
Utilities - 1.7%
Xcel Energy, Inc.	184,700	12,470,944
TOTAL COMMON STOCKS (Cost $259,169,872)		483,806,752
	Par
CORPORATE BONDS - 31.3%
Communication Services - 1.6%
AT&T, Inc., 4.50%, 05/15/2035	$3,000,000	2,776,942
Comcast Corp., 4.25%, 01/15/2033	2,000,000	1,868,550
Cox Communications, Inc., 4.80%, 02/01/2035(b)	1,880,000	1,719,853
Discovery Communications LLC, 4.95%, 05/15/2042	570,000	433,103
Netflix, Inc., 5.88%, 11/15/2028	1,688,000	1,750,378
T-Mobile USA, Inc., 5.75%, 01/15/2034	2,000,000	2,051,967
WarnermediaHoldings, Inc.
4.28%, 03/15/2032	1,000,000	881,759
5.05%, 03/15/2042	800,000	644,778
		12,127,330
Consumer Discretionary - 3.8%
Advance Auto Parts, Inc., 3.90%, 04/15/2030	2,000,000	1,785,140
AutoNation, Inc., 3.80%, 11/15/2027	1,110,000	1,073,417
Block Financial LLC
5.25%, 10/01/2025	1,064,000	1,065,337
3.88%, 08/15/2030	1,000,000	923,346

The accompanying notes are an integral part of these financial statements.

4

Mairs & Power Balanced Fund
Schedule of Investments
December 31, 2024(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Consumer Discretionary - (Continued)
Choice Hotels International, Inc.
3.70%, 12/01/2029	$1,000,000	$928,781
5.85%, 08/01/2034	750,000	752,149
eBay, Inc., 6.30%, 11/22/2032	2,000,000	2,127,642
Ford Motor Co.
6.10%, 08/19/2032	500,000	498,089
4.75%, 01/15/2043	1,000,000	790,084
Ford Motor Credit Co. LLC, 3.63%, 06/17/2031	1,750,000	1,514,860
General Motors Co.
4.20%, 10/01/2027	1,000,000	982,099
5.15%, 04/01/2038	1,000,000	921,993
General Motors Financial Co., Inc., 5.75%, 02/08/2031	500,000	506,843
Hasbro, Inc., 3.90%, 11/19/2029	2,000,000	1,882,505
Kohl’s Corp.
4.63%, 05/01/2031(c)	1,000,000	801,237
6.88%, 12/15/2037	500,000	372,544
5.55%, 07/17/2045	1,073,000	696,072
Lear Corp., 3.80%, 09/15/2027	2,245,000	2,180,743
Lowe’s Cos., Inc., 4.65%, 04/15/2042	880,000	771,402
McDonald’s Corp., 3.70%, 02/15/2042	1,000,000	787,258
Mohawk Industries, Inc., 3.63%, 05/15/2030	2,000,000	1,848,039
Polaris, Inc., 6.95%, 03/15/2029	1,806,000	1,901,575
Tapestry, Inc., 3.05%, 03/15/2032	500,000	426,390
United Airlines 2014-2 Class A Pass Through Trust, Series A, 3.75%, 09/03/2026	346,882	339,945
Whirlpool Corp.
5.75%, 03/01/2034	1,000,000	982,494
5.15%, 03/01/2043	1,100,000	921,686
Wildlife Conservation Society, 3.41%, 08/01/2050	1,000,000	650,537
		28,432,207
Consumer Staples - 1.0%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.70%, 02/01/2036	1,000,000	948,848
Land O’ Lakes Capital Trust I, 7.45%, 03/15/2028(b)	1,949,000	1,921,046
Land O’ Lakes, Inc.
7.25%, Perpetual(b)	2,500,000	2,121,417
7.00%, Perpetual(b)	2,500,000	2,038,958
Smithfield Foods, Inc., 3.00%, 10/15/2030(b)	250,000	216,593
		7,246,862
Energy - 0.8%
Kinder Morgan Energy Partners LP
5.80%, 03/15/2035	1,200,000	1,210,958
6.95%, 01/15/2038	1,000,000	1,085,555
Kinder Morgan, Inc., 5.30%, 12/01/2034	1,200,000	1,172,140
Murphy Oil Corp., 5.88%, 12/01/2042(c)	500,000	431,997

The accompanying notes are an integral part of these financial statements.

5

Mairs & Power Balanced Fund
Schedule of Investments
December 31, 2024(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Energy - (Continued)
Northern Natural Gas Co., 4.10%, 09/15/2042(b)	$1,021,000	$825,274
ONEOK Partners LP, 6.20%, 09/15/2043	1,203,000	1,203,239
		5,929,163
Financials - 10.7%
Allstate Corp., 5.25%, 03/30/2033	1,000,000	998,636
American Express Co., 4.99% to 05/26/2032 then SOFR + 2.26%, 05/26/2033	500,000	488,067
AmFam Holdings, Inc., 2.81%, 03/11/2031(b)	1,540,000	1,202,102
Associated Banc-Corp.
4.25%, 01/15/2025	1,127,000	1,126,554
6.46% to 08/29/2029 then SOFR + 3.03%, 08/29/2030	1,151,000	1,174,292
Assurant, Inc., 3.70%, 02/22/2030	2,300,000	2,144,155
BAC Capital Trust XIV, 5.02% (3 mo. Term SOFR + 0.66%), Perpetual	500,000	425,995
Bank of America Corp.
5.02% to 07/22/2032 then SOFR + 2.16%, 07/22/2033	1,000,000	980,759
4.00%, 08/15/2034	538,000	480,008
Bank of Montreal, 3.09% to 01/10/2032 then 5 yr. CMT Rate + 1.40%, 01/10/2037	2,150,000	1,791,855
Bank of New York Mellon Corp., 3.75% to 12/20/2026 then 5 yr. CMT Rate + 2.63%, Perpetual	2,000,000	1,895,150
Blackstone Holdings Finance Co. LLC, 2.55%, 03/30/2032(b)	1,000,000	836,801
Capital One Financial Corp., 5.25% to 07/26/2029 then SOFR + 2.60%, 07/26/2030	4,000,000	3,988,695
CBRE Services, Inc., 5.95%, 08/15/2034	2,000,000	2,063,917
Charles Schwab Corp., 4.00% to 12/01/2030 then 10 yr. CMT Rate + 3.08%, Perpetual	6,000,000	5,187,306
Cincinnati Financial Corp., 6.13%, 11/01/2034	1,301,000	1,353,397
Citigroup, Inc., 3.07% to 02/24/2027 then SOFR + 1.28%, 02/24/2028	500,000	480,838
CNA Financial Corp., 5.50%, 06/15/2033	2,000,000	2,017,239
Farmers Exchange Capital, 7.05%, 07/15/2028(b)	1,650,000	1,709,197
First American Financial Corp., 5.45%, 09/30/2034	1,000,000	965,512
Fiserv, Inc., 4.20%, 10/01/2028	1,000,000	972,933
FMR LLC, 6.45%, 11/15/2039(b)	1,141,000	1,259,233
Fulton Financial Corp., 3.75% to 03/15/2030 then 3 mo. Term SOFR + 2.70%, 03/15/2035	3,000,000	2,441,976
Goldman Sachs Group, Inc., 2.65% to 10/21/2031 then SOFR + 1.26%, 10/21/2032	2,000,000	1,691,735
Hartford Financial Services Group, Inc., 6.63%, 04/15/2042	2,300,000	2,451,584
HSBC Holdings PLC, 4.25%, 08/18/2025	2,000,000	1,992,999
Huntington National Bank, 4.60%, 02/27/2025	1,050,000	1,049,027
JPMorgan Chase & Co.
3.65% to 06/01/2026 then 5 yr. CMT Rate + 2.85%, Perpetual	3,000,000	2,916,146
4.13%, 12/15/2026	1,000,000	989,961
Kemper Corp., 4.35%, 02/15/2025	4,000,000	3,989,207
Liberty Mutual Insurance Co., 8.50%, 05/15/2025(b)	250,000	252,602
LPL Holdings, Inc., 6.00%, 05/20/2034	2,000,000	2,038,048

The accompanying notes are an integral part of these financial statements.

6

Mairs & Power Balanced Fund
Schedule of Investments
December 31, 2024(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
M&T Bank Corp., 5.13% to 11/01/2026 then 3 mo. Term SOFR + 3.78%, Perpetual	$1,000,000	$987,316
Mercury General Corp., 4.40%, 03/15/2027	4,000,000	3,923,008
Morgan Stanley
2.94% to 01/21/2032 then SOFR + 1.29%, 01/21/2033	1,700,000	1,458,130
2.48% to 09/16/2031 then SOFR + 1.36%, 09/16/2036	750,000	610,443
Old Republic International Corp.
3.88%, 08/26/2026	790,000	777,412
5.75%, 03/28/2034	1,000,000	1,002,885
Park National Corp., 4.50% to 09/01/2025 then 3 mo. Term SOFR + 4.39%, 09/01/2030	500,000	487,500
Penn Mutual Life Insurance Co., 6.65%, 06/15/2034(b)	470,000	489,286
Penske Truck Leasing Co. Lp/ PTL Finance Corp.
5.70%, 02/01/2028(b)	500,000	508,721
6.05%, 08/01/2028(b)	500,000	514,809
PNC Bank NA, 3.88%, 04/10/2025	1,000,000	996,982
PNC Financial Services Group, Inc., 3.40% to 09/15/2026 then 5 yr. CMT Rate + 2.60%, Perpetual	4,000,000	3,764,491
Principal Financial Group, Inc., 4.35%, 05/15/2043	500,000	424,993
Prudential Insurance Co. of America, 8.30%, 07/01/2025(b)	1,000,000	1,016,685
Synchrony Financial
4.50%, 07/23/2025	1,000,000	996,330
5.94% to 08/02/2029 then SOFR + 2.13%, 08/02/2030	1,000,000	1,010,050
2.88%, 10/28/2031	2,000,000	1,660,303
Unum Group, 7.25%, 03/15/2028	250,000	263,833
US Bancorp, 5.85% to 10/21/2032 then SOFR + 2.09%, 10/21/2033	2,000,000	2,045,620
Wells Fargo & Co., 4.10%, 06/03/2026	1,000,000	989,900
Wintrust Financial Corp., 4.85%, 06/06/2029	3,500,000	3,334,485
		80,619,108
Health Care - 1.3%
AbbVie, Inc., 3.80%, 03/15/2025	2,000,000	1,996,602
Bristol-Myers Squibb Co.
3.88%, 08/15/2025	43,000	42,786
2.35%, 11/13/2040	1,500,000	997,663
CVS Health Corp.
4.78%, 03/25/2038	1,400,000	1,211,920
2.70%, 08/21/2040	1,500,000	989,526
Humana, Inc., 5.95%, 03/15/2034	1,000,000	1,007,570
Laboratory Corp. of America Holdings, 4.55%, 04/01/2032	1,000,000	957,719
Quest Diagnostics, Inc., 6.40%, 11/30/2033	500,000	536,078
Viatris, Inc., 2.30%, 06/22/2027	1,500,000	1,407,170
Zimmer Biomet Holdings, Inc., 4.25%, 08/15/2035	700,000	630,835
		9,777,869

The accompanying notes are an integral part of these financial statements.

7

Mairs & Power Balanced Fund
Schedule of Investments
December 31, 2024(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - 3.2%
Ashtead Capital, Inc., 5.80%, 04/15/2034(b)	$1,000,000	$1,001,652
Eaton Corp., 4.00%, 11/02/2032	2,000,000	1,872,308
Equifax, Inc., 7.00%, 07/01/2037	2,000,000	2,187,661
FedEx Corp., 4.10%, 04/15/2043	1,000,000	797,390
Flowserve Corp., 3.50%, 10/01/2030	1,000,000	913,528
GATX Corp.
4.90%, 03/15/2033	1,000,000	965,240
5.45%, 09/15/2033	1,000,000	1,003,421
6.05%, 03/15/2034	500,000	523,435
6.90%, 05/01/2034	500,000	549,597
Hillenbrand, Inc., 3.75%, 03/01/2031	3,000,000	2,624,656
Howmet Aerospace, Inc., 5.95%, 02/01/2037	1,000,000	1,039,300
Kennametal, Inc., 4.63%, 06/15/2028	1,500,000	1,482,305
Leidos Holdings, Inc., 5.95%, 12/01/2040	1,400,000	1,351,619
nVent Finance Sarl, 5.65%, 05/15/2033	1,495,000	1,494,834
Quanta Services, Inc., 5.25%, 08/09/2034	1,000,000	978,679
Resideo Funding, Inc., 6.50%, 07/15/2032(b)	1,500,000	1,503,782
Steelcase, Inc., 5.13%, 01/18/2029	1,375,000	1,321,374
Toro Co., 7.80%, 06/15/2027	500,000	529,394
United Rentals North America, Inc., 3.75%, 01/15/2032	2,000,000	1,753,379
		23,893,554
Information Technology - 3.1%
Analog Devices, Inc., 2.80%, 10/01/2041	1,000,000	708,889
Arrow Electronics, Inc., 4.00%, 04/01/2025	1,031,000	1,028,339
Autodesk, Inc., 2.40%, 12/15/2031	1,000,000	840,868
Avnet, Inc.
3.00%, 05/15/2031	2,000,000	1,706,839
5.50%, 06/01/2032	1,000,000	980,567
Broadcom, Inc.
3.47%, 04/15/2034(b)	1,000,000	867,369
4.93%, 05/15/2037(b)	1,500,000	1,428,383
Entegris, Inc., 4.75%, 04/15/2029(b)	3,000,000	2,875,132
Fortinet, Inc., 2.20%, 03/15/2031	2,000,000	1,700,593
Hewlett Packard Enterprise Co., 4.90%, 10/15/2025(c)	1,000,000	1,000,364
HP, Inc.
2.65%, 06/17/2031	1,000,000	856,774
5.50%, 01/15/2033	2,000,000	2,019,527
Micron Technology, Inc., 5.88%, 02/09/2033	1,000,000	1,024,924
Motorola Solutions, Inc.
4.60%, 02/23/2028	2,500,000	2,478,198
5.50%, 09/01/2044	2,000,000	1,938,191
Oracle Corp., 3.60%, 04/01/2040	3,000,000	2,350,469
		23,805,426

The accompanying notes are an integral part of these financial statements.

8

Mairs & Power Balanced Fund
Schedule of Investments
December 31, 2024(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Materials - 2.5%
Albemarle Corp., 5.45%, 12/01/2044	$325,000	$290,800
Albemarle Wodgina Pty Ltd., 3.45%, 11/15/2029	1,175,000	1,040,060
Cabot Corp.
3.40%, 09/15/2026	1,500,000	1,462,992
4.00%, 07/01/2029	1,800,000	1,723,867
Celanese US Holdings LLC, 6.95%, 11/15/2033(c)	2,000,000	2,078,001
Eastman Chemical Co.
3.80%, 03/15/2025	756,000	754,300
5.63%, 02/20/2034	1,000,000	1,000,840
Freeport-McMoRan, Inc., 4.25%, 03/01/2030	3,000,000	2,852,939
HB Fuller Co., 4.25%, 10/15/2028	1,700,000	1,606,880
International Flavors & Fragrances, Inc.
1.83%, 10/15/2027(b)	486,000	446,725
2.30%, 11/01/2030(b)	1,200,000	1,019,978
3.27%, 11/15/2040(b)	1,000,000	715,654
Mosaic Co., 5.45%, 11/15/2033	2,000,000	1,983,120
Newmont Corp., 4.88%, 03/15/2042	1,000,000	915,702
Union Carbide Corp., 7.50%, 06/01/2025	865,000	872,494
		18,764,352
Technology - 0.8%
CDW LLC / CDW Finance Corp., 5.55%, 08/22/2034	1,000,000	989,765
Dell, Inc., 5.40%, 09/10/2040	1,000,000	948,618
Leidos, Inc., 5.50%, 07/01/2033	3,850,000	3,802,849
		5,741,232
Utilities - 2.5%
Alliant Energy Finance LLC, 3.60%, 03/01/2032(b)	1,000,000	890,352
Black Hills Corp.
4.35%, 05/01/2033	1,000,000	923,140
6.15%, 05/15/2034	2,000,000	2,080,896
Duke Energy Carolinas LLC, 6.10%, 06/01/2037	1,000,000	1,042,392
Duke Energy Progress LLC, 5.70%, 04/01/2035	1,165,000	1,193,464
Interstate Power and Light Co.
6.30%, 05/01/2034	500,000	522,112
6.25%, 07/15/2039	2,000,000	2,123,586
National Fuel Gas Co.
3.95%, 09/15/2027	2,000,000	1,944,139
4.75%, 09/01/2028	1,000,000	986,413
Niagara Mohawk Power Corp., 4.28%, 10/01/2034(b)	2,000,000	1,808,874
Public Service Co. of Colorado, 6.50%, 08/01/2038	2,000,000	2,169,697
Southwestern Public Service Co., 6.00%, 10/01/2036	1,000,000	1,019,866
Toledo Edison Co., 2.65%, 05/01/2028(b)	416,000	383,079
Virginia Electric and Power Co., 6.35%, 11/30/2037	1,065,000	1,137,111
Wisconsin Power and Light Co., 4.95%, 04/01/2033	1,000,000	971,488
		19,196,609
TOTAL CORPORATE BONDS (Cost $249,695,629)		235,533,712

The accompanying notes are an integral part of these financial statements.

9

Mairs & Power Balanced Fund
Schedule of Investments
December 31, 2024(Continued)

	Par	Value
U.S. TREASURY SECURITIES - 2.1%
United States Treasury Note/Bond
0.75%, 03/31/2026	$1,000,000	$957,969
0.75%, 04/30/2026	1,000,000	955,273
1.13%, 10/31/2026	1,000,000	945,430
2.63%, 05/31/2027	3,000,000	2,888,320
1.25%, 06/30/2028	1,000,000	901,094
1.00%, 07/31/2028	1,000,000	890,312
1.25%, 09/30/2028	1,000,000	893,789
2.63%, 02/15/2029	2,000,000	1,870,078
1.38%, 11/15/2031	2,000,000	1,634,609
2.88%, 05/15/2032	2,000,000	1,796,680
3.25%, 05/15/2042	1,000,000	814,668
3.00%, 02/15/2049	2,000,000	1,457,969
TOTAL U.S. TREASURY SECURITIES (Cost $17,266,389)		16,006,191
MUNICIPAL BONDS - 1.0%
Borough of Naugatuck CT, 3.09%, 09/15/2046	1,000,000	688,387
Crowley Independent School District, 3.01%, 08/01/2038	1,000,000	802,406
DeKalb Kane & LaSalle Counties Etc Community College District No 523 Kishwaukee, 3.02%, 02/01/2036	500,000	400,928
Desert Community College District, 2.46%, 08/01/2040	300,000	215,636
Glendale Community College District/CA, 2.11%, 08/01/2031	650,000	552,022
Idaho Bond Bank Authority, 2.35%, 09/15/2038	500,000	368,626
Massachusetts Development Finance Agency, 2.55%, 05/01/2040	885,000	634,824
Michigan State University, 4.50%, 08/15/2048	1,000,000	907,768
Pierre School District No 32-2, 2.04%, 08/01/2033	920,000	753,017
Redondo Beach Unified School District, 2.04%, 08/01/2034	500,000	390,819
Socorro Independent School District, 2.13%, 08/15/2031	500,000	426,464
Village of Ashwaubenon WI, 2.97%, 06/01/2040	505,000	381,090
Woodbury County Law Enforcement Center Authority, 3.09%, 06/01/2040	750,000	575,046
Worthington Independent School District No 518, 3.30%, 02/01/2039	850,000	707,451
TOTAL MUNICIPAL BONDS (Cost $9,965,159)		7,804,484
ASSET-BACKED SECURITIES - 0.7%
American Airlines Group, Inc.
3.60%, 09/22/2027	114,684	110,670
Series 2013-1, 3.95%, 11/15/2025	317,261	313,708
Series 2014-1, 3.70%, 10/01/2026	938,684	909,397
Series 2015-1, 3.38%, 05/01/2027	243,980	233,001
Series 2015-2, 4.00%, 09/22/2027	373,920	357,094
Series 2016-3B, 3.75%, 10/15/2025	381,315	372,736
Series 2017-1B, 4.95%, 02/15/2025	404,745	404,745
British Airways PLC, Series 2018-1, 4.13%, 09/20/2031(b)	564,039	531,607
Hawaiian Holdings, Inc., Series 2013-1, 3.90%, 01/15/2026	1,147,449	1,124,500
Spirit Airlines, Inc., Series 2015-1, 4.10%, 04/01/2028	69,518	64,304

The accompanying notes are an integral part of these financial statements.

10

Mairs & Power Balanced Fund
Schedule of Investments
December 31, 2024(Continued)

	Par	Value
ASSET-BACKED SECURITIES - (Continued)
United Airlines, Inc.
Series A, 4.30%, 08/15/2025	$528,560	$524,595
Series A, 4.00%, 04/11/2026	412,418	407,263
TOTAL ASSET-BACKED SECURITIES (Cost $5,473,136)		5,353,620
	Shares
SHORT-TERM INVESTMENTS - 0.4%
Money Market Funds - 0.4%
First American Government Obligations Fund - Class X, 4.41%(d)	3,353,237	3,353,237
TOTAL SHORT-TERM INVESTMENTS (Cost $3,353,237)		3,353,237
TOTAL INVESTMENTS - 99.7% (Cost $544,923,422)		$751,857,996
Other Assets in Excess of Liabilities - 0.3%		2,206,766
TOTAL NET ASSETS - 100.0%		$754,064,762

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by the Advisor.
ADR - American Depositary Receipt
AG - Aktiengesellschaft
CMT - Constant Maturity Treasury
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate
(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2024, the value of these securities total $30,105,164 or 4.0% of the Fund’s net assets.

(c)	Step coupon bond. The rate disclosed is as of December 31, 2024.
(d)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
The accompanying notes are an integral part of these financial statements.

11

Mairs & Power Small Cap Fund
Schedule of Investments
December 31, 2024

	Shares	Value
COMMON STOCKS - 99.9%
Consumer Discretionary - 3.4%
Gentherm, Inc.(a)	150,880	$6,023,884
Life Time Group Holdings, Inc.(a)	109,800	2,428,776
Polaris, Inc.	38,400	2,212,608
		10,665,268
Consumer Staples - 5.6%
Casey’s General Stores, Inc.	29,246	11,588,142
MGP Ingredients, Inc.	150,610	5,929,516
		17,517,658
Financials - 18.0%
Alerus Financial Corp.	96,441	1,855,525
Associated Banc-Corp.	322,211	7,700,843
Cullen/Frost Bankers, Inc.	72,450	9,726,412
Glacier Bancorp, Inc.	149,961	7,531,041
Piper Sandler Cos.	31,907	9,570,505
QCR Holdings, Inc.	112,178	9,046,034
Wintrust Financial Corp.	85,046	10,606,087
		56,036,447
Health Care - 11.2%
Bio-Techne Corp.	98,000	7,058,940
CVRx, Inc.(a)	142,456	1,804,918
Exact Sciences Corp.(a)	58,600	3,292,734
Inspire Medical Systems, Inc.(a)	52,125	9,662,932
Medpace Holdings, Inc.(a)	31,970	10,621,393
Neogen Corp.(a)	192,100	2,332,094
		34,773,011
Industrials - 29.3%(b)
AAR Corp.(a)	185,561	11,371,178
AZEK Co., Inc.(a)	280,977	13,337,978
Generac Holdings, Inc.(a)	54,121	8,391,461
Hub Group, Inc. - Class A	279,720	12,464,323
John Bean Technologies Corp.	128,735	16,362,219
nVent Electric PLC	112,257	7,651,437
Oshkosh Corp.	39,750	3,779,033
Tennant Co.	112,364	9,161,037
Toro Co.	107,800	8,634,780
		91,153,446
Information Technology - 20.2%
Altair Engineering, Inc. - Class A(a)	4,210	459,353
Clearfield, Inc.(a)	330,293	10,239,083
Clearwater Analytics Holdings, Inc. - Class A(a)	57,810	1,590,931
Entegris, Inc.	81,307	8,054,271
Jamf Holding Corp.(a)	381,667	5,362,421
Littelfuse, Inc.	46,327	10,916,958

The accompanying notes are an integral part of these financial statements.

12

Mairs & Power Small Cap Fund
Schedule of Investments
December 31, 2024(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Information Technology - (Continued)
Plexus Corp.(a)	80,870	$12,654,538
SkyWater Technology, Inc.(a)	139,390	1,923,582
Workiva, Inc.(a)	105,767	11,581,487
		62,782,624
Materials - 7.4%
HB Fuller Co.	155,109	10,466,755
Knife River Corp.(a)	123,650	12,567,786
		23,034,541
Utilities - 4.8%
Black Hills Corp.	136,200	7,970,424
Northwestern Energy Group, Inc.	132,600	7,088,796
		15,059,220
TOTAL COMMON STOCKS (Cost $228,346,239)		311,022,215
SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
First American Government Obligations Fund - Class X, 4.41%(c)	546,719	546,719
TOTAL SHORT-TERM INVESTMENTS (Cost $546,719)		546,719
TOTAL INVESTMENTS - 100.1% (Cost $228,892,958)		$311,568,934
Liabilities in Excess of Other Assets - (0.1)%		(461,848)
TOTAL NET ASSETS - 100.0%		$311,107,086

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by the Advisor.
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
The accompanying notes are an integral part of these financial statements.

13

Mairs & Power Minnesota Municipal Bond ETF
Schedule of Investments
December 31, 2024

	Par	Value
MUNICIPAL BONDS - 98.6%
Minnesota - 98.6%
Alden-Conger Independent School District No 242, 3.00%, 02/01/2027	$330,000	$326,794
Alexandria Lake Area Sanitation District, 4.00%, 02/01/2036	150,000	152,631
Anoka-Hennepin Independent School District No 11, 4.00%, 02/01/2032	320,000	329,489
Bold Independent School District No 2534, 5.00%, 02/01/2044	200,000	216,588
Centennial Independent School District No 12, 5.00%, 02/01/2025	125,000	125,185
City of Apple Valley MN
4.00%, 09/01/2030	160,000	159,032
4.00%, 09/01/2041	290,000	264,825
City of Center City MN
4.00%, 11/01/2027	135,000	136,327
4.50%, 11/01/2034	100,000	100,017
City of Chaska MN, 4.00%, 02/01/2040	350,000	348,106
City of Chaska MN Electric Revenue, 5.00%, 10/01/2025	140,000	142,059
City of Cold Spring MN, 4.00%, 02/01/2044	150,000	145,586
City of Coon Rapids MN, 2.50%, 02/01/2036	100,000	84,616
City of Delano MN, 5.00%, 02/01/2038	250,000	272,513
City of Elk River MN Electric Revenue, 3.00%, 08/01/2032	140,000	134,281
City of Grand Rapids MN, 4.00%, 02/01/2038	250,000	258,023
City of Greenfield MN, 5.00%, 12/15/2030	115,000	126,439
City of Hastings MN, 5.00%, 02/01/2027	175,000	182,446
City of Hermantown MN, 4.00%, 02/01/2043	300,000	297,162
City of Hutchinson MN, 2.00%, 02/01/2034	300,000	244,247
City of Jordan MN, 4.00%, 02/01/2033	135,000	141,374
City of Madelia MN, 2.00%, 02/01/2033	115,000	98,286
City of Minneapolis MN
5.00%, 11/15/2036	150,000	154,556
4.00%, 11/15/2040	100,000	98,677
5.00%, 11/15/2052(a)	130,000	137,257
City of Minnetrista MN, 4.00%, 02/01/2031	145,000	152,120
City of New Prague MN, 4.00%, 02/01/2037	315,000	323,719
City of Northfield MN
5.00%, 02/01/2041	385,000	419,716
4.00%, 02/01/2044	200,000	198,520
City of Richfield MN, 4.00%, 02/01/2027	100,000	102,046
City of Rochester MN, 5.00%, 02/01/2040	150,000	166,544
City of Rosemount MN, 5.00%, 02/01/2037	250,000	274,273
City of St Cloud MN
2.00%, 02/01/2034	200,000	162,831
5.00%, 05/01/2043	250,000	270,219
City of Wayzata MN, 3.00%, 12/01/2027	100,000	98,540
City of Winona MN, 5.00%, 02/01/2032	180,000	201,684
Cleveland Independent School District No 391, 4.00%, 02/01/2026	105,000	105,941
County of Beltrami MN, 4.00%, 12/01/2042	250,000	252,367
County of Carlton MN, 5.00%, 02/01/2042	250,000	273,711
County of Hennepin MN, 5.00%, 12/01/2030	195,000	206,928
County of Hubbard MN, 4.00%, 02/01/2036	250,000	260,515

The accompanying notes are an integral part of these financial statements.

14

Mairs & Power Minnesota Municipal Bond ETF
Schedule of Investments
December 31, 2024(Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Minnesota - (Continued)
County of Itasca MN, 4.00%, 02/01/2044	200,000	$198,779
County of Koochiching MN, 5.00%, 02/01/2035	$300,000	330,362
County of Pennington MN, 2.38%, 02/01/2035	100,000	83,874
County of St Louis MN, 2.00%, 12/01/2035	350,000	273,674
County of Wright MN
3.00%, 12/01/2038	295,000	261,914
3.00%, 12/01/2039	250,000	221,876
Crookston Independent School District No 593, 5.00%, 02/01/2029	250,000	268,773
Dakota County Community Development Agency
2.00%, 01/01/2032	65,000	56,285
4.20%, 05/01/2043	150,000	145,634
Duluth Independent School District No 709, 0.00%, 02/01/2031(b)	200,000	151,077
Eastern Carver County Schools Independent School District No 112, 4.00%, 02/01/2035	250,000	258,433
Edina Independent School District No 273, 5.00%, 02/01/2030	250,000	250,348
Elk River Independent School District No 728, 4.00%, 02/01/2026	125,000	126,492
Fergus Falls Independent School District No 544, 5.00%, 02/01/2034	100,000	109,830
Forest Lake Independent School District No 831, 4.00%, 02/01/2039	500,000	509,156
Hibbing Independent School District No 701, 3.00%, 03/01/2033	300,000	287,941
Housing & Redevelopment Authority of The City of St Paul Minnesota
3.50%, 09/01/2026	65,000	64,028
3.13%, 11/15/2032	110,000	101,532
4.00%, 10/01/2037	250,000	250,077
Metropolitan Council
5.00%, 03/01/2026	100,000	102,392
5.00%, 12/01/2028	100,000	107,844
4.00%, 03/01/2030	140,000	142,669
Minneapolis-St Paul Metropolitan Airports Commission
5.00%, 01/01/2029	60,000	62,123
5.00%, 01/01/2031	150,000	155,200
Minnesota Agricultural & Economic Development Board, 5.00%, 01/01/2042	250,000	272,511
Minnesota Higher Education Facilities Authority
5.00%, 10/01/2029	255,000	275,057
5.00%, 10/01/2034	260,000	277,033
4.00%, 03/01/2036	215,000	215,899
3.00%, 10/01/2036	200,000	178,670
3.00%, 10/01/2041	300,000	256,455
3.00%, 03/01/2043	125,000	105,807
Minnesota State Colleges And Universities Foundation, 4.00%, 10/01/2029	200,000	200,091
Northfield Independent School District No 659, 5.00%, 02/01/2025	230,000	230,339
Otsego Economic Development Authority, 4.00%, 02/01/2044	350,000	336,597
Owatonna Independent School District No 761/MN, 4.00%, 02/01/2028	150,000	154,241
Pine City Independent School District No 578, 2.00%, 04/01/2032	200,000	173,837
Princeton Public Utilities Commission, 5.00%, 04/01/2031	100,000	108,271
Redwood Area Schools Independent School District No 2897, 4.00%, 02/01/2039	360,000	364,452
Robbinsdale Independent School District No 281, 5.00%, 02/01/2034	250,000	276,411

The accompanying notes are an integral part of these financial statements.

15

Mairs & Power Minnesota Municipal Bond ETF
Schedule of Investments
December 31, 2024(Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Minnesota - (Continued)
Rochester Independent School District No 535
4.00%, 02/01/2031	$200,000	$204,838
2.50%, 02/01/2039	250,000	196,791
Rocori Area Schools Independent School District No 750, 4.00%, 02/01/2038	300,000	302,711
St Cloud Housing & Redevelopment Authority
2.00%, 02/01/2031	130,000	116,519
2.00%, 02/01/2033	160,000	136,745
St Cloud Independent School District No 742/MN, 5.00%, 02/01/2041	225,000	238,702
St Francis Independent School District No 15, 4.00%, 02/01/2036	150,000	156,135
St Louis Park Independent School District No 283, 5.00%, 04/01/2032	150,000	164,295
St Paul Independent School District No 625
3.00%, 02/01/2033	200,000	195,107
2.25%, 02/01/2035	100,000	83,712
5.00%, 02/01/2042	200,000	219,898
State of Minnesota
5.00%, 08/01/2025	310,000	313,527
5.00%, 08/01/2025	180,000	182,048
5.00%, 10/01/2025	425,000	431,282
5.00%, 08/01/2026	250,000	258,203
5.00%, 08/01/2028	155,000	166,427
5.00%, 08/01/2034	250,000	266,106
5.00%, 08/01/2035	185,000	202,809
4.00%, 08/01/2037	150,000	156,466
5.00%, 08/01/2043	400,000	442,156
5.00%, 08/01/2044	200,000	222,070
State of Minnesota Department of Iron Range Resources & Rehabilitation, 5.00%, 10/01/2035	220,000	249,697
Stillwater Independent School District No 834, 5.00%, 02/01/2040	250,000	272,083
Truman Independent School District No 458, 4.00%, 02/01/2044	300,000	297,313
University of Minnesota
5.00%, 10/01/2026	220,000	227,967
5.00%, 04/01/2033	350,000	356,836
5.00%, 04/01/2040	150,000	158,570
Waconia Independent School District No 110, 3.00%, 02/01/2028	100,000	98,160
Western Minnesota Municipal Power Agency, 5.00%, 01/01/2025	120,000	120,000
Westonka Independent School District No 277, 4.00%, 02/01/2041	100,000	100,323
Zumbro Education District
4.00%, 02/01/2034	125,000	119,856
4.00%, 02/01/2038	275,000	254,056
TOTAL MUNICIPAL BONDS (Cost $23,954,658)		23,003,582

The accompanying notes are an integral part of these financial statements.

16

Mairs & Power Minnesota Municipal Bond ETF
Schedule of Investments
December 31, 2024(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
First American Government Obligations Fund - Class X, 4.41%(c)	25,827	$25,827
TOTAL SHORT-TERM INVESTMENTS (Cost $25,827)		25,827
TOTAL INVESTMENTS - 98.7% (Cost $23,980,485)		$23,029,409
Other Assets in Excess of Liabilities - 1.3%		310,376
TOTAL NET ASSETS - 100.0%		$23,339,785

Percentages are stated as a percent of net assets.
(a)
Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of December 31, 2024.

(b)	Zero coupon bonds make no periodic interest payments.
(c)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
The accompanying notes are an integral part of these financial statements.

17

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2024

	Mairs & Power Growth Fund	Mairs & Power Balanced Fund	Mairs & Power Small Cap Fund	Mairs & Power Minnesota Municipal Bond ETF
ASSETS
Investments, at fair value (Note 2)*:	$ 5,477,598,720	$751,857,996	$311,568,934	$23,029,409
Receivable for Fund shares sold	463,179	34,225	136,977	—
Receivable for securities sold	—	658,986	—	—
Dividends and interest receivable	4,795,917	3,904,002	68,894	309,659
Receivable from Adviser	—	—	—	717
Prepaid expenses and other assets	33,005	18,418	12,686	—
	5,482,890,821	756,473,627	311,787,491	23,339,785
LIABILITIES
Payable for Fund shares redeemed	2,286,363	796,725	415,150	—
Payable for securities purchased	—	1,123,440	—	—
Payable to related parties (Note 6)	437,687	70,568	31,280	—
Payable to ReFlow (Note 9)	45,006	8,492	3,299	—
Accrued investment management fees (Note 4)	2,556,928	381,068	214,176	—
Other accrued fees	130,554	28,572	16,500	—
	5,456,538	2,408,865	680,405	—
NET ASSETS	$ 5,477,434,283	$754,064,762	$311,107,086	$23,339,785
Net Assets Consist of
Paid-in capital	$2,302,236,898	$547,178,482	$223,622,602	$1,060
Additional paid-in capital	—	—	—	25,720,691
Total distributable earnings/(accumulated loss)	3,175,197,385	206,886,280	87,484,484	(2,381,966)
Total net assets	$ 5,477,434,283	$754,064,762	$311,107,086	$23,339,785
Fund shares, par value	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Authorized	unlimited	unlimited	unlimited	unlimited
Fund shares issued and outstanding	32,287,662	6,906,169	10,156,581	1,060,000
Net asset value per share	$169.64	$109.19	$30.63	$22.02
* Cost of investments	$2,361,575,902	$544,923,422	$228,892,958	$23,980,485

See accompanying Notes to Financial Statements.

18

STATEMENTS OF OPERATIONS
December 31, 2024

	Mairs & Power Growth Fund	Mairs & Power Balanced Fund	Mairs & Power Small Cap Fund	Mairs & Power Minnesota Municipal Bond ETF
INVESTMENT INCOME
Income:
Dividends*	$80,805,356	$8,194,304	$3,204,570	$—
Interest income	676,135	12,795,176	35,449	585,252
Total income	81,481,491	20,989,480	3,240,019	585,252
Expenses:
Investment management fees (Note 4)	29,897,401	4,645,829	2,555,596	49,999
Transfer agent fees (Note 6)	1,808,179	319,112	167,458	—
Fund administration fees (Note 6)	902,299	142,604	65,927	—
Fund accounting fees (Note 6)	594,302	118,442	36,527	—
ReFlow fees (Note 9)	348,784	92,047	40,368	—
Custodian fees (Note 6)	291,140	52,267	19,572	—
Printing and mailing fees	98,609	19,316	13,416	—
Legal and audit fees	49,536	36,824	34,862	—
Trustees’ fees	26,948	26,948	26,948	—
Chief Compliance Officer fees (Note 6)	11,246	11,246	11,246	—
Other fees	93,418	41,458	35,856	—
Total expenses	34,121,862	5,506,093	3,007,776	49,999
Less: Waivers by Adviser (Note 4)	(4,492)	(14,952)	(16,414)	—
Net expenses	34,117,370	5,491,141	2,991,362	49,999
Net investment income	47,364,121	15,498,339	248,657	535,253
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments	202,385,652	3,493,854	14,914,988	(624,939)
Redemptions in-kind (Note 8, 9)	213,876,520	48,410,555	18,587,960	—
	416,262,172	51,904,409	33,502,948	(624,939)
Change in net unrealized appreciation/ depreciation on investments	507,569,357	3,761,536	(11,557,990)	110,280
NET GAIN (LOSS) ON INVESTMENTS	923,831,529	55,665,945	21,944,958	(514,659)
NET INCREASE IN NET ASSETS FROM OPERATIONS	$971,195,650	$71,164,284	$22,193,615	$20,594
*Net of foreign taxes and fees withheld of:	$771,259	$69,083	$—	$—

See accompanying Notes to Financial Statements.

19

Mairs & Power Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2024	2023
OPERATIONS
Net investment income	$47,364,121	$41,537,892
Net realized gain on investments	416,262,172	375,703,830
Net change in unrealized appreciation/depreciation of investments	507,569,357	727,255,104
NET INCREASE IN NET ASSETS FROM OPERATIONS	971,195,650	1,144,496,826
DISTRIBUTIONS TO SHAREHOLDERS	(206,419,618)	(116,601,518)
CAPITAL TRANSACTIONS
Proceeds from shares sold	376,175,457	396,029,979
Reinvestment of distributions	191,014,959	107,928,239
Cost of shares redeemed(1)	(874,099,732)	(848,771,623)
DECREASE IN NET ASSETS FROM CAPITAL TRANSACTIONS	(306,909,316)	(344,813,405)
TOTAL INCREASE IN NET ASSETS:	457,866,716	683,081,903
NET ASSETS
Beginning of year	5,019,567,567	4,336,485,664
End of year	$ 5,477,434,283	$5,019,567,567
FUND SHARE TRANSACTIONS
Shares sold	2,278,524	2,989,298
Shares issued for reinvested distributions	1,097,618	750,132
Shares redeemed	(5,199,802)	(6,379,102)
NET DECREASE IN FUND SHARES	(1,823,660)	(2,639,672)

(1)	Includes redemption in-kind transactions. See additional information contained in Note 9.
See accompanying Notes to Financial Statements.

20

Mairs & Power Balanced Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2024	2023
OPERATIONS
Net investment income	$15,498,339	$16,001,964
Net realized gain on investments	51,904,409	67,987,343
Net change in unrealized appreciation/depreciation of investments	3,761,536	12,287,382
NET INCREASE IN NET ASSETS FROM OPERATIONS	71,164,284	96,276,689
DISTRIBUTIONS TO SHAREHOLDERS	(15,618,559)	(28,567,755)
CAPITAL TRANSACTIONS
Proceeds from shares sold	82,709,348	90,864,435
Reinvestment of distributions	14,802,371	27,590,465
Cost of shares redeemed(1)	(179,044,201)	(186,959,398)
DECREASE IN NET ASSETS FROM CAPITAL TRANSACTIONS	(81,532,482)	(68,504,498)
TOTAL DECREASE IN NET ASSETS:	(25,986,757)	(795,564)
NET ASSETS
Beginning of year	780,051,519	780,847,083
End of year	$754,064,762	$780,051,519
FUND SHARE TRANSACTIONS
Shares sold	774,599	942,266
Shares issued for reinvested distributions	135,915	280,748
Shares redeemed	(1,678,274)	(1,939,662)
NET DECREASE IN FUND SHARES	(767,760)	(716,648)

(1)	Includes redemption in-kind transactions. See additional information contained in Note 9.
See accompanying Notes to Financial Statements.

21

Mairs & Power Small Cap Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2024	2023
OPERATIONS
Net investment income	$248,657	$543,198
Net realized gain on investments	33,502,948	18,060,116
Net change in unrealized appreciation/depreciation of investments	(11,557,990)	14,438,137
NET INCREASE IN NET ASSETS FROM OPERATIONS	22,193,615	33,041,451
DISTRIBUTIONS TO SHAREHOLDERS	(6,668,674)	(2,235,597)
CAPITAL TRANSACTIONS
Proceeds from shares sold	41,459,558	39,771,850
Reinvestment of distributions	6,457,260	2,154,894
Cost of shares redeemed(1)(2)	(83,827,048)	(78,441,654)
DECREASE IN NET ASSETS FROM CAPITAL TRANSACTIONS	(35,910,230)	(36,514,910)
TOTAL DECREASE IN NET ASSETS:	(20,385,289)	(5,709,056)
NET ASSETS
Beginning of year	331,492,375	337,201,431
End of year	$311,107,086	$331,492,375
FUND SHARE TRANSACTIONS
Shares sold	1,375,050	1,491,770
Shares issued for reinvested distributions	200,598	74,901
Shares redeemed	(2,792,313)	(2,952,723)
NET DECREASE IN FUND SHARES	(1,216,665)	(1,386,052)
(1)Net of redemption fees of:	$3,175	$2,980

(2)	Includes redemption in-kind transactions. See additional information contained in Note 9.
See accompanying Notes to Financial Statements.

22

Mairs & Power Minnesota Municpal Bond ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2024	2023
OPERATIONS
Net investment income	$535,253	$333,590
Net realized loss on investments	(624,939)	(433,270)
Net change in unrealized appreciation/depreciation of investments	110,280	1,027,136
NET INCREASE IN NET ASSETS FROM OPERATIONS	20,594	927,456
DISTRIBUTIONS TO SHAREHOLDERS	(536,427)	(335,643)
CAPITAL TRANSACTIONS
Proceeds from shares sold	6,694,300	881,401
Cost of shares redeemed	(1,311,264)	(443,918)
Transaction fees (Note 7)	5,286	(1,472)
INCREASE IN NET ASSETS FROM CAPITAL TRANSACTIONS	5,388,322	436,011
TOTAL INCREASE IN NET ASSETS:	4,872,489	1,027,824
NET ASSETS
Beginning of year	18,467,296	17,439,472
End of year	$ 23,339,785	$18,467,296
FUND SHARE TRANSACTIONS
Shares sold	300,000	40,000
Shares redeemed	(60,000)	(20,000)
NET INCREASE IN FUND SHARES	240,000	20,000

See accompanying Notes to Financial Statements.

23

Mairs & Power Growth Fund
FINANCIAL HIGHLIGHTS
SELECTED DATA AND RATIOS
(for a share outstanding throughout each year)

	Year Ended December 31,
	2024	2023	2022	2021	2020
Per Share
Net asset value, beginning of year	$147.15	$118.00	$162.55	$136.08	$127.22
Income from investment operations:
Net investment income	1.43(2)	1.18(2)	1.02(2)	0.87	1.48
Net realized and unrealized gain (loss)	27.58	31.41	(35.15)	38.82	19.37
Total from investment operations	29.01	32.59	(34.13)	39.69	20.85
Distributions to shareholders from:
Net investment income	(1.48)	(1.22)	(1.01)	(0.91)	(1.45)
Net realized gains on investments sold	(5.04)	(2.22)	(9.41)	(12.31)	(10.54)
Total distributions	(6.52)	(3.44)	(10.42)	(13.22)	(11.99)
Net asset value, end of year	$169.64	$147.15	$118.00	$162.55	$136.08
Total investment return (loss)	19.62%	27.70%	−21.07%	29.27%	16.67%
Net assets, end of year, in thousands	$5,477,434	$5,019,568	$4,336,486	$5,950,161	$4,858,189
Ratios/supplemental data:
Ratio of expenses to average net assets	0.62%(4)	0.64%	0.63%	0.61%	0.64%
Ratio of net investment income to average net assets	0.86(4)	0.89	0.75	0.55	1.12(1)
Portfolio turnover rate	9.80(3)	13.45(3)	11.04(3)	13.17	14.52

(1)	Ratio revised subsequent to the completion of the annual report dated December 31, 2020 to include immaterial reclass adjustments related to the Fund’s holding of real estate investment trusts.
(2)	Per share net investment income was calculated using average shares outstanding.
(3)	Excludes in-kind transactions associated with redemptions of the Fund.
(4)	Includes waiver of covered expenses which amounted to less than 0.00%.
See accompanying Notes to Financial Statements.

24

Mairs & Power Balanced Fund
FINANCIAL HIGHLIGHTS
SELECTED DATA AND RATIOS
(for a share outstanding throughout each year)

	Year Ended December 31,
	2024	2023	2022	2021	2020
Per Share
Net asset value, beginning of year	$101.65	$93.06	$116.89	$105.23	$99.74
Income from investment operations:
Net investment income	2.14(2)	2.01(2)	1.86(2)	1.68	1.98
Net realized and unrealized gain (loss)	7.59	10.28	(19.21)	17.42	8.10
Total from investment operations	9.73	12.29	(17.35)	19.10	10.08
Distributions to shareholders from:
Net investment income	(2.19)	(2.07)	(1.86)	(1.68)	(1.99)
Net realized gains on investments sold	0.00(4)	(1.63)	(4.62)	(5.76)	(2.60)
Total distributions	(2.19)	(3.70)	(6.48)	(7.44)	(4.59)
Net asset value, end of year	$109.19	$101.65	$93.06	$116.89	$105.23
Total investment return (loss)	9.60%	13.39%	−14.91%	18.30%	10.44%
Net assets, end of year, in thousands	$754,065	$780,052	$780,847	$1,022,951	$895,253
Ratios/supplemental data:
Ratio of expenses to average net assets	0.71%(5)	0.71%	0.69%	0.69%	0.71%
Ratio of net investment income to average net assets	2.00(5)	2.08	1.81	1.45	2.01(1)
Portfolio turnover rate	10.89(3)	11.74(3)	9.68(3)	13.00	15.96

(1)	Ratio revised subsequent to the completion of the annual report dated December 31, 2020 to include immaterial reclass adjustments related to the Fund's holding of real estate investment trusts.
(2)	Per share net investment income was calculated using average shares outstanding.
(3)	Excludes in-kind transactions associated with redemptions of the Fund.
(4)	Amount per share is less than $0.005.
(5)	Includes waiver of covered expenses which amounted to less than 0.00%.
See accompanying Notes to Financial Statements.

25

Mairs & Power Small Cap Fund
FINANCIAL HIGHLIGHTS
SELECTED DATA AND RATIOS
(for a share outstanding throughout each year)

	Year Ended December 31,
	2024	2023	2022	2021	2020
Per Share
Net asset value, beginning of year	$29.15	$26.43	$32.69	$28.15	$26.41
Income from investment operations:
Net investment income	0.02 (4)	0.05 (4)	0.05 (4)	0.01	0.19
Net realized and unrealized gain (loss)	2.12	2.87	(4.59)	7.25	2.13
Total from investment operations	2.14	2.92	(4.54)	7.26	2.32
Distributions to shareholders from:
Net investment income	(0.02)	(0.06)	(0.05)	(0.01)	(0.17)
Net realized gains on investments sold	(0.64)	(0.14)	(1.67)	(2.71)	(0.41)
Total distributions	(0.66)	(0.20)	(1.72)	(2.72)	(0.58)
Redemption fees(1)(2)	0.00	0.00	0.00	0.00	0.00
Net asset value, end of year	$30.63	$29.15	$26.43	$32.69	$28.15
Total investment return (loss)	7.25%	11.04%	−13.93%	26.00%	8.78%
Net assets, end of year, in thousands	$311,107	$331,492	$337,201	$427,257	$361,594
Ratios/supplemental data:
Ratio of net expenses to average net assets	0.94%(6)	0.94%	0.92%	0.95%	1.04%
Ratio of net investment income to average net assets	0.07(6)	0.17	0.18	0.02	0.58 (3)
Portfolio turnover rate	14.41 (5)	19.05 (5)	19.81 (5)	21.45	16.39

(1)	The Fund charges a 1.00% redemption fee on shares held 180 days or less.
(2)	Amount per share is less than $0.005.
(3)	Ratio revised subsequent to the completion of the annual report dated December 31, 2020 to include immaterial reclass adjustments related to the Fund’s holding of real estate investment trusts.
(4)	Per share net investment income was calculated using average shares outstanding.
(5)	Excludes in-kind transactions associated with redemptions of the Fund.
(6)	Includes waiver of covered expenses which amounted to less than 0.00%.
See accompanying Notes to Financial Statements.

26

Mairs & Power Minnesota Municipal Bond ETF
FINANCIAL HIGHLIGHTS
SELECTED DATA AND RATIOS
(for a share outstanding throughout each year/period)

	Year Ended December 31,			Period Ended December 31, 2021(1)
	2024	2023	2022
Per Share
Net asset value, beginning of year/period	$22.52	$21.80	$25.16	$25.00
Income from investment operations:
Net investment income(2)	0.59	0.40	0.29	0.18
Net realized and unrealized gain (loss)	(0.51)	0.72	(3.36)	0.14
Total from investment operations	0.08	1.12	(3.07)	0.32
Distributions to shareholders from:
Net investment income	(0.58)	(0.40)	(0.29)	(0.16)
Total distributions	(0.58)	(0.40)	(0.29)	(0.16)
Net asset value, end of year/period	$22.02	$22.52	$21.80	$25.16
Total investment return (loss)(3)(4)	0.38%	5.26%	−12.20%	1.29%
Net assets, end of year/period, in thousands	$23,340	$18,467	$17,439	$ 18,619
Ratios/supplemental data:
Ratio of expenses to average net assets(5)(6)	0.25%	0.34%	0.39%	0.39%
Ratio of net investment income to average net assets(5)	2.68	1.85	1.33	0.88
Portfolio turnover rate(4)(7)	44.57	26.84	17.81	2.54

(1)	The Fund commenced investment operations on March 11, 2021.
(2)	Per share net investment income was calculated using average shares outstanding.
(3)	Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
(6)	Effective September 1, 2023, the management fee was lowered to 0.25% from 0.39%.
(7)	Excludes in-kind transactions associated with creations and redemptions of the Fund.
See accompanying Notes to Financial Statements.

27

NOTES TO THE FINANCIAL STATEMENTS
December 31, 2024
Note 1 – Organization
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Mairs & Power Funds (the “Funds”) are comprised of the Mairs & Power Growth Fund (the “Growth Fund”), Mairs & Power Balanced Fund (the “Balanced Fund”), Mairs & Power Small Cap Fund (the “Small Cap Fund”) (collectively, the “Mutual Funds”) and the Mairs & Power Minnesota Municipal Bond ETF (the “Minnesota ETF”), each representing a distinct series with its own investment objective and policies within the Trust.
The investment objective of the Growth Fund is to provide shareholders with a diversified portfolio of common stocks, which have the potential for above-average, long- term appreciation. The investment objective of the Balanced Fund is to provide capital growth, current income and preservation of capital. The investment objective of the Small Cap Fund is to seek above-average, long-term appreciation.
Pursuant to three tax-free reorganizations that took place after the close of business on April 29, 2022 (each such transaction, a “Reorganization,” and collectively, the “Reorganizations”), the Growth Fund, the Balanced Fund and the Small Cap Fund are the successors to the Mairs & Power Growth Fund (the “Predecessor Growth Fund”), the Mairs & Power Balanced Fund (the “Predecessor Balanced Fund”) and the Mairs & Power Small Cap Fund (the “Predecessor Small Cap Fund,” and together with the Predecessor Growth Fund and the Predecessor Balanced Fund, the “Predecessor Funds”), respectively, each a series of Mairs & Power Funds Trust. Each Predecessor Fund was deemed to be the accounting survivor of its Reorganization for financial reporting purposes and as a result, the financial statements of each Mutual Fund reflect the operations of the corresponding Predecessor Fund for the period prior to April 29, 2022.
The Predecessor Growth Fund commenced operations on November 7, 1958. The Predecessor Balanced Fund commenced operations on January 10, 1961. The Predecessor Small Cap Fund commenced operations on August 11, 2011.
The Minnesota ETF is an actively-managed exchange-traded fund. The investment objective of the Minnesota ETF is to seek current income that is exempt from federal and Minnesota state income tax consistent with the preservation of capital. The Minnesota ETF commenced operations on March 11, 2021.
Costs incurred by the Funds in connection with the organization and the initial public offering of shares were paid by Mairs & Power, Inc. (the “Adviser”), the Funds’ investment adviser. The Trust may issue an unlimited number of shares of beneficial interest at par value of $0.001 for the Funds. The assets of the Funds are segregated, and a shareholder’s interest is limited to the Fund in which shares are held.
The Funds are investment companies and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services – Investment Companies”.
Note 2 – Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).
Investment Valuation
Each equity security owned by a Fund that is listed on a securities exchange, except for securities listed on the NASDAQ Stock Market LLC (“NASDAQ”), is valued at its last sale price on the exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the stock is traded. Fund securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at (i) the mean between the most recent quoted bid and asked prices at the close of the exchange on such day or (ii) the latest sales price on the Composite Market for the day such security is being valued. “Composite Market” means a consolidation of the trade

28

NOTES TO THE FINANCIAL STATEMENTS
December 31, 2024(Continued)
information provided by national securities and foreign exchanges and over-the- counter markets as published by an approved independent pricing service (a “Pricing Service”).
Debt securities, such as U.S. government securities, corporate securities, municipal securities and asset-backed and mortgage-backed securities, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by a Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. In the absence of available quotations, the securities will be priced at fair value. Any discount or premium is accreted or amortized over the expected life of the respective security using the constant yield to maturity method. Pricing Services generally value debt securities assuming orderly transactions of an institutional round lot size, but such securities may be held or transactions may be conducted in such securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots.
Demand notes and repurchase agreements are valued at cost. If cost does not represent current market value the securities will be priced at fair value.
Redeemable securities issued by open-end, registered investment companies are valued at the net asset values (“NAVs”) of such companies for purchase and/or redemption orders placed on that day. If, on a particular day, a share of an investment company is not listed on NASDAQ, such security’s fair value will be determined.
When market quotations are not readily available, any security or other asset is valued at its fair value in accordance with Rule 2a-5 of the 1940 Act as determined under the Adviser’s fair value pricing procedures, subject to oversight by the Trust’s Board of Trustees (the “Board”). These fair value procedures will also be used to price a security when corporate events, events in the securities market or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value. The intended effect of using fair value pricing procedures is to ensure that each Fund is accurately priced.
FASB ASC Topic 820, “Fair Value Measurements and Disclosures” (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments. These inputs are summarized in the three broad levels listed below:
Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ investments carried at fair value as of December 31, 2024:

	Growth Fund	Balanced Fund	Small Cap Fund	Minnesota ETF
Level 1*	$5,477,598,720	$487,159,989	$311,568,934	$25,827
Level 2**	—	264,698,007	—	23,003,582
Level 3	—	—	—	—
Total	$5,477,598,720	$751,857,996	$311,568,934	$23,029,409

*	All Level 1 investments are equity securities (common stocks) and short-term investments.
**	All Level 2 investments are fixed income securities.

29

NOTES TO THE FINANCIAL STATEMENTS
December 31, 2024(Continued)
For detail of securities by major sector classification for the Funds, please refer to the Schedules of Investments. The Funds did not hold any Level 3 investments during the year ended December 31, 2024.
The Funds did not hold any financial derivative instruments during the year ended December 31, 2024.
Federal Income Taxes
The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended, necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.
The Funds’ federal income tax returns are subject to examination by the Internal Revenue Service (the “IRS”) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. As of and during the year ended December 31, 2024, the Funds did not have a liability for any unrecognized tax benefits.
The Funds recognize interest and penalties, if any, related to uncertain tax benefits as income tax expense in the Statements of Operations. During the year, the Funds did not incur any interest or penalties.
Distributions to Shareholders
In general, the Growth Fund will distribute any net investment income semiannually. The Balanced Fund will distribute any net investment income quarterly. The Small Cap Fund will distribute any net investment income at least annually. The Minnesota ETF will distribute any net investment income monthly. The Funds will distribute any net realized long- or short-term capital gains, if any, at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes.
Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with federal tax requirements. Income and capital gain distributions may differ from GAAP, primarily due to timing differences in the recognition of income, gains and losses by the Funds. To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.
The Minnesota ETF intends to make distributions that are exempt from federal and Minnesota state income tax, in the form of exempt-interest dividends. However, some of the Minnesota ETF’s distributions other than exempt-interest dividends may be taxed as ordinary income or capital gains (or a combination). The Minnesota ETF may invest a portion of its assets in securities that generate income that is not exempt from federal income tax or Minnesota state income tax. Income exempt from federal income tax may be subject to state and local income tax. The federal income tax status of all distributions made by the Minnesota ETF for the preceding year will be reported annually to shareholders.
Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Share Transactions
The NAV per share of a Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) divided by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.
Expenses
Expenses associated with a specific fund in the Trust are charged to that fund. Common expenses are typically allocated evenly between the series of the Trust, or by other equitable means.

30

NOTES TO THE FINANCIAL STATEMENTS
December 31, 2024(Continued)
Other
Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions on the identified cost basis by comparing the cost of the security lot sold with the net sales proceeds. Any discount or premium on securities purchased are accreted or amortized over the expected life of the respective securities using the constant yield method. Dividend income, less foreign withholding tax, is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends and interest, net of any reclaims, have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.
Note 3 – Federal Tax Matters
Mutual Funds
At December 31, 2024, the Mutual Funds’ components of accumulated earnings (losses) on a tax basis were as follows:

	Growth Fund	Balanced Fund	Small Cap Fund
Cost of investments	$2,361,575,902	$544,971,716	$229,309,666
Gross unrealized appreciation	$3,140,847,943	$232,614,115	$107,091,817
Gross unrealized depreciation	(24,825,125)	(25,727,835)	(24,832,549)
Net unrealized appreciation	3,116,022,818	206,886,280	82,259,268
Undistributed ordinary income	384,194	—	7,091
Undistributed long-term capital gains	58,790,373	—	5,218,125
Distributable earnings	59,174,567	—	5,225,216
Other accumulated earnings	—	—
Total distributable earnings	$3,175,197,385	$206,886,280	$87,484,484

The Mutual Funds’ tax character of distributions paid during the years ended December 31, 2024 and December 31, 2023 were as follows:

Year Ended December 31, 2024 Distributions paid from:	Growth Fund	Balanced Fund	Small Cap Fund
Ordinary income	$47,631,864	$15,514,649	$241,567
Long-term capital gains	158,787,754	103,910	6,427,107
Total distributions paid	$206,419,618	$15,618,559	$6,668,674

Year Ended December 31, 2023 Distributions paid from:	Growth Fund	Balanced Fund	Small Cap Fund
Ordinary income	$41,862,078	$16,211,476	$642,561
Long-term capital gains	74,739,440	12,356,279	1,593,036
Total distributions paid	$116,601,518	$28,567,755	$2,235,597

In addition, GAAP requires that certain components of net assets relating to permanent difference be reclassified between financial and tax reporting. The permanent differences primarily relate to utilization of earnings and profits distributed to shareholders on redemption of shares and distribution reclasses and securities redeemed in- kind. These reclassifications have no effect on net assets or net asset value per share. On the Statements of Assets and Liabilities, the following reclassifications were made for the year end ended December 31, 2024:

	Total Distributable Earnings	Paid in Capital
Growth Fund	$(252,013,993)	$252,013,993
Balanced Fund	(51,831,477)	51,831,477
Small Cap Fund	(21,098,888)	21,098,888

31

NOTES TO THE FINANCIAL STATEMENTS
December 31, 2024(Continued)
Minnesota ETF
As of December 31, 2024, the Minnesota ETF’s cost and unrealized on investments on a tax basis were as follows:

Cost of investments for tax purposes	$23,980,485
Gross tax unrealized appreciation	$59,535
Gross tax unrealized depreciation	(1,010,611)
Net tax unrealized depreciation	$(951,076)

As of November 30, 2024, the Minnesota ETF’s tax year end, the tax basis of distributable earnings/(accumulated losses) were as follows:

Undistributed ordinary income	$16,605
Other accumulated losses	(1,422,334)
Unrealized depreciation on investments	(598,131)
Total distributable earnings	$(2,003,860)

At November 30, 2024, the Minnesota ETF had short-term and long-term capital losses of $(253,543) and $(1,168,791), respectively, which will be carried forward indefinitely to offset future realized capital gains. To the extent the Minnesota ETF realizes future net capital gains, taxable distributions to its shareholders will be first offset by any unused capital loss carryovers from the period ended November 30, 2024.
The Minnesota ETF’s tax character of distributions paid during the years ended November 30, 2024 and November 30, 2023 were as follows:

Period Ended November 30, 2024 Distributions paid from:
Ordinary income	$24,329
Tax-exempt income	488,259
Long-term capital gains	—
Total distributions paid	$512,588

Period Ended November 30, 2023 Distributions paid from:
Ordinary income	$ 13,386
Tax-exempt income	299,990
Long-term capital gains	—
Total distributions paid	$313,376

For the year ended December 31, 2024, the Minnesota ETF had no required reclassifications to certain components of net assets related financial and tax reporting.
Note 4 – Investment Adviser
The Trust has an investment advisory agreement (the “Mutual Funds Agreement”) with the Adviser to furnish investment advisory services to the Mutual Funds. Under the terms of the Mutual Funds Agreement between the Trust, on behalf of each Mutual Fund, and the Adviser, the Adviser is paid a monthly fee on average daily net assets at the following annual rates for the Mutual Funds:

	Growth Fund	Balanced Fund	Small Cap Fund
Up to $2.5 Billion	0.60%	0.60%	0.80%
Over $2.5 Billion	0.50%	0.60%	0.80%

32

NOTES TO THE FINANCIAL STATEMENTS
December 31, 2024(Continued)
Under the investment advisory agreement, the Adviser has agreed to reimburse the Growth Fund or Balanced Fund in the event that the total expenses incurred by either Fund in any fiscal year, excluding interest, taxes, brokerage commissions and extraordinary litigation costs, but including payments to the Adviser, shall exceed 1.50% of the first $30 million dollars and 1.00% of the balance of the average value of the net assets of the Fund during such fiscal year, based upon computations of such value made as of the close of business on the last valuation day of each month during such fiscal year. Any amounts waived or reimbursed by the Adviser pursuant to the investment advisory agreement may not be recouped.
The Adviser has also agreed to waive its management fees and/or reimburse expenses of the Growth Fund, Balanced Fund or Small Cap Fund for a period of two years following the closing of the Reorganizations, to the extent that Covered Expenses (defined below) accrued for the twelve months ending on the first anniversary of the closing of the Reorganizations and the twelve months ending on the second anniversary of the Reorganizations exceed $137,000, $72,000 and $62,500, respectively. Covered Expenses shall be limited to outside legal expenses, audit and tax expenses, trustees’ fees, insurance expenses, ICI membership fees, and chief compliance officer fees (Covered Expenses). During the fiscal year ended December 31, 2024, Covered Expenses of $4,492, $14,952 and $16,414 were waived for the Growth Fund, Balanced Fund and Small Cap Fund, respectively.
In addition, the Trust, on behalf of the Minnesota ETF, has entered into an investment advisory agreement (the “ETF Agreement”) with the Adviser to furnish investment advisory services to the Minnesota ETF. Pursuant to the ETF Agreement, the Minnesota ETF pays a unitary management fee to the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.25% of the Minnesota ETF’s average daily net assets. The Adviser has agreed to pay all expenses of the Minnesota ETF except the unitary management fee paid to the Adviser under the ETF Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Minnesota ETF under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.
Note 5 – Distribution Agreement
Foreside Fund Services, LLC (the “Distributor”) serves as the Mutual Funds’ distributor pursuant to a Distribution Agreement and the Minnesota ETF’s distributor pursuant to an ETF Distributor Agreement. The Distributor receives compensation for the statutory underwriting services it provides to the Funds. The Distributor enters into agreements with certain broker-dealers and others that will allow those parties to be “Authorized Participants” and to subscribe for and redeem shares of the Minnesota ETF. With respect to the Minnesota ETF, the Distributor will not distribute shares in less than whole Creation Units and does not maintain a secondary market in shares.
Note 6 – Related Party Transactions
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or the “Administrator”), acts as the Funds’ administrator under a Fund Servicing Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and fund accountant; coordinates the preparation and payment of the Funds’ expenses; and reviews the Funds’ expense accruals. Fund Services also serves as the fund accountant and transfer agent to the Funds.
U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian pursuant to a Custody Agreement. The Trust’s Chief Compliance Officer is also an employee of Fund Services. Under the terms of the ETF Agreement, the Adviser pays the Minnesota ETF’s administrative, custody, transfer agency, accounting and Chief Compliance Officer fees; Expenses incurred by the Mutual Funds for the year ended December 31, 2024, and owed as of December 31, 2024 are as follows:

Administration	Incurred	Owed
Mairs & Power Growth Fund	$902,299	$154,722
Mairs & Power Balanced Fund	142,604	24,179
Mairs & Power Small Cap Fund	65,927	11,311

33

NOTES TO THE FINANCIAL STATEMENTS
December 31, 2024(Continued)

Accounting	Incurred	Owed
Mairs & Power Growth Fund	$594,302	$101,760
Mairs & Power Balanced Fund	118,442	19,978
Mairs & Power Small Cap Fund	36,527	6,106

Transfer Agent	Incurred(1)	Owed
Mairs & Power Growth Fund	$841,355	$132,044
Mairs & Power Balanced Fund	111,927	17,557
Mairs & Power Small Cap Fund	56,049	8,844

(1)	These amounts do not include sub-transfer agency fees, therefore they do not agree to the amounts referenced on the Statement of Operations.

Custody	Incurred	Owed
Mairs & Power Growth Fund	$291,140	$47,286
Mairs & Power Balanced Fund	52,267	6,979
Mairs & Power Small Cap Fund	19,572	3,146

Chief Compliance Officer	Incurred	Owed
Mairs & Power Growth Fund	$11,246	$1,875
Mairs & Power Balanced Fund	11,246	1,875
Mairs & Power Small Cap Fund	11,246	1,873

Certain officers of the Funds are also employees of Fund Services.
The Trust’s Chief Compliance Officer is also an employee of Fund Services.
Note 7 – Creation and Redemption Transactions
Shares of the Minnesota ETF are listed and traded on the Cboe BZX Exchange, Inc. (the “Exchange”). The Minnesota ETF issues and redeems shares on a continuous basis at NAV only in large blocks of shares called “Creation Units.” A Creation Unit generally consists of 10,000 shares though this may change from time to time. Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Market prices for the shares may be different from their NAV. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the NYSE is open for trading. The NAV of the shares of the Minnesota ETF will be equal to a Fund’s total assets minus a Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to five decimal places.
Only “Authorized Participants” may purchase or redeem shares directly from the Minnesota ETF. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Minnesota ETF. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.
Creation Unit Transaction Fee
Authorized Participants will be required to pay to the Custodian a fixed transaction fee (the “Creation Transaction Fee”) in connection with the issuance of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee for the Minnesota ETF is $300.

34

NOTES TO THE FINANCIAL STATEMENTS
December 31, 2024(Continued)
An additional variable fee of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for cash purchases, non-standard orders, or partial purchase of Creation Units. For orders comprised entirely of cash, a variable fee of 0.03% of the value of the order will be charged by the Minnesota ETF. The variable charge is primarily designed to cover additional costs (e.g., brokerage, taxes) involved with buying the securities with cash. The Minnesota ETF may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders.
A creation unit will generally not be issued until the transfer of good title of the deposit securities to the Minnesota ETF and the payment of any cash amounts have been completed. To the extent contemplated by the applicable participant agreement, Creation Units of the Minnesota ETF will be issued to such authorized participant notwithstanding the fact that the Minnesota ETF’s deposits have not been received in part or in whole, in reliance on the undertaking of the authorized participant to deliver the missing deposit securities as soon as possible. If the Minnesota ETF or its agents do not receive all of the deposit securities, or the required cash amounts, by such time, then the order may be deemed rejected and the authorized participant shall be liable to the Minnesota ETF for losses, if any.
Note 8 – Investment Transactions
Purchases and sales of investment securities, excluding government securities, short-term securities and temporary cash investments, during the year ended December 31, 2024 were as follows:

	Purchases	Sales
Growth Fund	$533,358,432	$760,201,076(a)
Balanced Fund	83,523,502	99,588,182(a)
Small Cap Fund	46,187,716	61,212,715(a)
Minnesota ETF	12,895,983	8,543,907

The Funds did not have any purchases or sales of government securities during the year ended December 31, 2024.
(a)	Sales exclude redemptions in-kind of $239,372,008, $61,852,227, and $26,823,895 for the Growth Fund, Balanced Fund and Small Cap Fund, respectively. See Note 9.
Note 9 – ReFlow Transactions
The Mutual Funds may participate in the ReFlow Fund, LLC (“ReFlow”) liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Pursuant to the program, ReFlow provides participating mutual funds (including each Mutual Fund) with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase Fund shares up to the value of the net shares redeemed by other shareholders that are to settle the next business day.
Following purchases of a Fund’s shares, ReFlow then generally redeems those shares when the Fund experiences net sales, at the end of a maximum holding period determined by ReFlow (currently 8 days) or at other times at ReFlow’s or the Adviser’s discretion. While ReFlow holds a Fund’s shares, it will have the same rights and privileges with respect to those shares as any other shareholder. For use of the ReFlow service, a Fund pays a fee to ReFlow each time it purchases Fund shares, calculated by applying to the purchase amount a fee rate determined through an automated daily auction among participating mutual funds. The current minimum fee rate is 0.14% of the value of the Fund shares purchased by ReFlow, although a Fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of Fund shareholders. ReFlow’s purchases of a Fund’s shares through the liquidity program are made on an investment-blind basis without regard to a Fund’s objective, policies or anticipated performance. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a Fund. ReFlow will not be subject to the Funds’ investment minimums, the Small Cap Fund’s redemption fee, or the limitations noted in the “Frequent Purchases and Redemptions of Fund Shares” section within the Funds’ prospectus. ReFlow will periodically redeem its entire share position in a Fund and request that such redemption be met in-kind in accordance with the Funds’ redemption in-kind policies. The Board has approved the Funds’ use of the ReFlow program. The Adviser believes that the program may assist in stabilizing each Fund’s net assets, to the benefit of the Fund and its shareholders, although there is no guarantee that the program will do so. To the extent that the Funds’ assets do not decline, the Adviser may also benefit. ReFlow fees that were incurred by the Funds during the year ended December 31, 2024 are recorded within the Statement of Operations, if applicable.

35

NOTES TO THE FINANCIAL STATEMENTS
December 31, 2024(Continued)
During the year ended December 31, 2024 the Mutual Funds satisfied redemption in-kind requests made by ReFlow. The transfers were effected in accordance with policies and procedures approved by the Board.
Consideration paid and shares sold were as follows:

Fund	Date Range	Value of Cash and Securities Sold	Shares Sold
Growth Fund	January 2024 - December 2024	$249,404,364	1,514,456
Balanced Fund	January 2024 - December 2024	64,090,794	601,223
Small Cap Fund	January 2024 - December 2024	29,718,576	991,248

Note 10 – Recent Market Events
U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions, political events, the war between Russia and Ukraine, significant conflict between Israel and Hamas in the Middle East. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. Continuing market volatility as a result of recent market conditions or other events may have adverse effects on your account.
Note 11 – Beneficial Ownership
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the 1940 Act. At December 31, 2024, Charles Schwab & Co. Inc., for the benefit of its customers, held 37.90% of the outstanding shares of the Small Cap Fund.
Note 12 – New Accounting Pronouncement
In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements. Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Funds. Each Fund operates as a single segment entity. Each Fund's income, expenses, assets, and performance are regularly monitored and assessed by the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
Note 13 – Subsequent Events
The Minnesota ETF paid distributions to shareholders as follows:

Record Date	Ex-Date	Reinvestment Date/Payable Date	Ordinary Income Rate	Ordinary Income Distribution Paid
1/24/2025	1/24/2025	1/31/2025	$0.03961663	$41,994
2/21/2025	2/21/2025	2/28/2025	$0.04762376	$52,862

Other than as disclosed, there were no other subsequent events requiring recognition or disclosure through the date the financial statements were issued.

36

Mairs & Power Funds
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of Mairs & Power Funds and
Board of Trustees of Trust for Professional Managers
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the funds listed below (the “Funds”), each a series of Trust for Professional Managers, as of December 31, 2024, the related statements of operations, the statements of changes in net assets, the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2024, the results of their operations, the changes in net assets, and the financial highlights for each of periods indicated below, in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Mairs & Power Growth Fund, Mairs & Power Balanced Fund, and Mairs & Power Small Cap Fund (the “Mutual Funds”)	For the year ended December 31, 2024	For the years ended December 31, 2024, and 2023	For the years ended December 31, 2024, 2023, and 2022
Mairs & Power Minnesota Municipal Bond ETF	For the year ended December 31, 2024	For the years ended December 31, 2024, and 2023	For the years ended December 31, 2024, 2023, 2022, and for the period from March 11, 2021 (commencement of operations) through December 31, 2021

The financial highlights of the Mairs & Power Funds Trust (comprising Mairs & Power Growth Fund, Mairs & Power Balanced Fund and Mairs & Power Small Cap Fund), predecessor funds to the Mutual Funds, for the years ended December 31, 2021, and prior, were audited by other auditors whose report dated February 18, 2022, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Funds’ auditor since 2021.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
February 26, 2025

37

Mairs & Power Funds
ADDITIONAL INFORMATION (Unaudited)
The below information is required disclosure for Form N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Remuneration paid by the Mutual Funds is disclosed within the financial statements. For the Minnesota ETF, expenses, including Trustee compensation, are paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
The Board of Trustees (the “Trustees”) of Trust for Professional Managers (the “Trust”) met on August 15, 2024 to consider the renewal of the Investment Advisory Agreement (the “Agreement”) between the Trust, on behalf of the Mairs & Power Minnesota Municipal Bond ETF, Mairs & Power Growth Fund, Mairs & Power Balanced Fund and Mairs & Power Small Cap Fund (each, a “Fund,” and together, the “Funds”), each a series of the Trust, and Mairs & Power, Inc. (“Mairs & Power”), the Funds’ investment adviser (the “Adviser”). The Trustees also met at a prior meeting held on June 20, 2024 (the “June 20, 2024 meeting”) to review materials related to the renewal of the Agreement. Prior to these meetings, the Trustees requested and received materials to assist them in considering the renewal of the Agreement. The materials provided contained information with respect to the factors enumerated below, including a copy of the Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the renewal of the Agreement, detailed comparative information relating to the Funds’ performance, as well as the management fees and other expenses of the Funds, due diligence materials relating to the Adviser (including a due diligence questionnaire completed on behalf of the Funds by the Adviser, the Adviser’s Form ADV, select financial statements of the Adviser, biographical information of the Adviser’s key management and compliance personnel, comparative fee information for the Funds and the Adviser’s other separately-managed accounts and a summary detailing key provisions of the Adviser’s written compliance program, including its code of ethics) and other pertinent information. The Trustees also received information periodically throughout the year that was relevant to the Agreement renewal process, including performance, management fee and other expense information. Based on their evaluation of the information provided by the Adviser, in conjunction with the Funds’ other service providers, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the continuation of the Agreement for an additional one-year term ending August 31, 2025.
DISCUSSION OF FACTORS CONSIDERED
In considering the renewal of the Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.
1. NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED TO THE FUNDS
The Trustees considered the nature, extent and quality of services provided by the Adviser to the Funds and the amount of time devoted to the Funds’ operations by the Adviser’s staff. The Trustees considered the Adviser’s specific responsibilities in all aspects of day-to-day management of the Funds, including the investment strategies implemented by the Adviser, as well as the qualifications, experience and responsibilities of Brent S. Miller, Lead Portfolio Manager of the Mairs & Power Minnesota Municipal Bond ETF, Robert W. Thompson, Co-Manager of the Mairs & Power Minnesota Municipal Bond ETF and the Mairs & Power Balanced Fund, Andrew R. Adams, Lead Portfolio Manager of the Mairs & Power Growth Fund and Co-Manager of the Mairs & Power Small Cap Fund, Peter J. Johnson, Co-Manager of the Mairs & Power Growth Fund, Kevin V. Earley, Lead Portfolio Manager of the Mairs & Power Balanced Fund, Christopher D. Strom, Co-Manager of the Mairs & Power Small Cap Fund, and Michael C. Marzolf, Lead Portfolio Manager of the Mairs & Power Small Cap Fund, and other key personnel at the Adviser involved in the day-to-day activities of the Funds. The Trustees reviewed information provided by the Adviser in a due diligence questionnaire, including the structure of the Adviser’s compliance program and its continuing commitment to the

38

Mairs & Power Funds
ADDITIONAL INFORMATION (Unaudited)(Continued)
Funds. The Trustees noted that during the course of the prior year the Adviser had participated in a Trust board meeting to discuss the Funds’ performance and outlook, along with the compliance efforts made by the Adviser, including reports provided by the Adviser in its role as the Funds’ valuation designee. The Trustees also noted any services that extended beyond portfolio management, and they considered the brokerage practices of the Adviser. The Trustees discussed the Adviser’s handling of compliance matters, including the reports of the Trust’s chief compliance officer to the Trustees on the effectiveness of the Adviser’s compliance program. The Trustees also considered the Adviser’s overall financial condition, as well as the implementation and operational effectiveness of the Adviser’s business continuity plan. The Trustees concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under each applicable Advisory Agreement and that the nature, overall quality and extent of the management services provided to the Funds, as well as the Adviser’s compliance program, were satisfactory and reliable.
2. INVESTMENT PERFORMANCE OF THE FUNDS AND THE ADVISER
The Trustees discussed the performance of the Mairs & Power Minnesota Municipal Bond ETF (net asset value returns), Mairs & Power Growth Fund, Mairs & Power Balanced Fund and Mairs & Power Small Cap Fund for the quarter, one-year, three-year, five-year, ten-year and since inception periods ended March 31, 2024, as applicable. In assessing the quality of the portfolio management services delivered by the Adviser, the Trustees also compared the short-term and longer-term performance of each Fund on both an absolute basis and in comparison to each Fund’s primary benchmark index (the Bloomberg Minnesota Municipal Total Return Index for the Mairs & Power Minnesota Municipal Bond ETF, the S&P 500 Total Return Index for the Mairs & Power Growth Fund, a blended index (the “Blended Index”) comprised of an unmanaged portfolio of 60% of the S&P 500 Total Return Index and 40% of the Bloomberg U.S. Government/Credit Bond Index for the Mairs & Power Balanced Fund, and the S&P SmallCap 600 Total Return Index for the Mairs & Power Small Cap Fund) and in comparison to a peer group of funds as constructed using publicly-available data provided by Morningstar, Inc. and presented by Barrington Financial Group, LLC d/b/a Barrington Partners, an independent third-party benchmarking firm, through its cohort selection process (a peer group of U.S. municipal national intermediate bond, municipal California intermediate bond, municipal national long-term bond and municipal national short-term bond exchange-traded funds for the Mairs & Power Minnesota Municipal Bond ETF, a peer group of U.S. open-end large-cap blend and large-cap growth funds for the Mairs & Power Growth Fund, a peer group of U.S. open-end moderate allocation funds for the Mairs & Power Balanced Fund, and a peer group of U.S. open-end small-cap blend funds for the Mairs & Power Small Cap Fund) (each, a “Barrington Cohort”). The Trustees also reviewed information on the historical performance of other separately-managed accounts of the Adviser that were similar to each Fund in terms of investment strategies.
The Trustees noted the Mairs & Power Minnesota Municipal Bond ETF’s performance for the one-year and three-year periods ended March 31, 2024 was below the Barrington Cohort average. The Trustees noted that for the quarter, three-year and since inception periods ended March 31, 2024, the Mairs & Power Minnesota Municipal Bond ETF underperformed the Bloomberg Minnesota Municipal Total Return Index. The Trustees noted that for the one-year period ended March 31, 2024, the Mairs & Power Minnesota Municipal Bond ETF had performed in line with the Bloomberg Minnesota Municipal Total Return Index. The Trustees further noted that the Adviser deemed any differences between the Mairs & Power Minnesota Municipal Bond ETF’s performance and the performance of the comparable separately-managed account composite to be immaterial for all periods reviewed.
The Trustees noted the Mairs & Power Growth Fund’s performance for the one-year and three-year periods ended March 31, 2024 were above the Barrington Cohort average. The Trustees noted the Mairs & Power Growth Fund’s performance for the five-year and ten-year periods ended March 31, 2024 were below the Barrington Cohort average. The Trustees noted that for the quarter, one-year and since inception periods ended March 31, 2024, the Mairs & Power Growth Fund had outperformed the S&P 500 Total Return Index. The Trustees noted that for the three-year, five-year, and ten-year periods ended March 31, 2024, the Mairs & Power Growth Fund had underperformed the S&P 500 Total Return Index. The Trustees further noted that the Adviser deemed any differences between the Mairs & Power Growth Fund’s performance and the performance of the comparable separately-managed account composite to be immaterial for all periods reviewed.
The Trustees noted the Mairs & Power Balanced Fund’s performance for the one-year, three-year, five-year and ten-year periods ended March 31, 2024 was below the Barrington Cohort average. The Trustees noted that for the quarter, one-year, three-year, five-year and ten-year periods ended March 31, 2024, the Mairs & Power Balanced Fund

39

Mairs & Power Funds
ADDITIONAL INFORMATION (Unaudited)(Continued)
had underperformed the Blended Index. The Trustees noted that for the since inception period ended March 31, 2024, the Mairs & Power Balanced Fund had outperformed the Blended Index. The Trustees further noted that the Adviser deemed any differences between the Mairs & Power Balance Fund’s performance and the performance of the comparable separately-managed account composite to be immaterial for all periods reviewed.
The Trustees noted the Mairs & Power Small Cap Fund’s performance for the one-year, three-year, five-year and ten-year periods ended March 31, 2024 was below the Barrington Cohort average. The Trustees noted that for the quarter, three-year and since inception periods ended March 31, 2024, the Mairs & Power Small Cap Fund had outperformed the S&P SmallCap 600 Total Return Index. The Trustees noted that for the one-year, five-year, and ten-year periods ended March 31, 2024, the Mairs & Power Small Cap Fund had underperformed the S&P SmallCap 600 Total Return Index. The Trustees further noted that the Adviser deemed any differences between the Mairs & Power Small Cap Fund’s performance and the performance of the comparable separately-managed account composite to be immaterial for all periods reviewed.
After considering all of the information, the Trustees concluded that the performance obtained by the Adviser for each Fund was satisfactory under current market conditions. Although past performance is not a guarantee or indication of future results, the Trustees determined that each Fund and its shareholders were likely to benefit from the Adviser’s continued management.
3. COSTS OF SERVICES PROVIDED AND PROFITS REALIZED BY THE ADVISER
The Trustees considered the cost of services and the structure of the Adviser’s fees, including a review of the expense analyses and other pertinent material with respect to each Fund. The Trustees took into consideration that the management fee for the Mairs & Power Minnesota Municipal Bond ETF was a “unitary management fee” whereby the Adviser agrees to pay all expenses incurred by the Fund, except the unitary management fee payable to the Adviser and certain excluded expenses. The Trustees reviewed the related statistical information and other materials provided, including the comparative expenses and Barrington Cohort comparisons. The Trustees considered the cost structure of each Fund relative to the Barrington Cohort and the separately-managed accounts of the Adviser with the same or similar investment strategies as each Fund.
The Trustees also considered the overall profitability of the Adviser and reviewed the Adviser’s financial information. The Trustees also examined the level of profits that could be expected to accrue to the Adviser from the fees payable under each applicable Advisory Agreement, as well as the Funds’ brokerage practices. These considerations were based on materials requested by the Trustees and the Funds’ administrator specifically for the June 20, 2024 meeting and the August 15, 2024 meeting at which each applicable Advisory Agreement was formally considered, as well as the reports prepared by the Adviser over the course of the year.
The Trustees noted that the Mairs & Power Minnesota Municipal Bond ETF’s contractual management fee of 0.25% was below the Barrington Cohort average of 0.35%. The Trustees also noted that the Adviser requested and the Board approved a reduction in the Mairs & Power Minnesota Municipal Bond ETF’s contractual management fee from 0.39% to 0.25%, effective as of September 1, 2023. The Trustees observed that the Fund’s unitary fee structure limits the Fund’s total expense ratio to 0.25% and such expense ratio was below the Barrington Cohort average of 0.34%. The Trustees also compared the fees paid by the Fund to the fees paid by other separately-managed accounts of the Adviser with the same or similar investment strategies as the Fund.
The Trustees noted that the Mairs & Power Growth Fund’s contractual management fee of 0.55% was below the Barrington Cohort average of 0.68%. The Trustees observed that the Mairs & Power Growth Fund’s total expense ratio of 0.64% was below the Barrington Cohort average of 0.87%. The Trustees also compared the fees paid by the Fund to the fees paid by other separately-managed accounts of the Adviser with the same or similar investment strategies as the Fund.
The Trustees noted that the Mairs & Power Balanced Fund’s contractual management fee of 0.60% was below the Barrington Cohort average of 0.64%. The Trustees observed that the Balanced Fund’s total expense ratio of 0.71% was below the Barrington Cohort average of 0.78%. The Trustees also compared the fees paid by the Fund to the fees paid by other separately-managed accounts of the Adviser with the same or similar investment strategies as the Fund.
The Trustees noted that the Mairs & Power Small Cap Fund’s contractual management fee of 0.80% was above the Barrington Cohort average of 0.75%. The Trustees observed that the Mairs & Power Small Cap Fund’s total expense

40

Mairs & Power Funds
ADDITIONAL INFORMATION (Unaudited)(Continued)
ratio of 0.94% was slightly above the Barrington Cohort average of 0.93%. The Trustees also compared the fees paid by the Fund to the fees paid by other separately-managed accounts of the Adviser with the same or similar investment strategies as the Fund.
The Trustees also noted that, under the Advisory Agreement, the Adviser has agreed to reimburse the Mairs & Power Growth Fund or Mairs & Power Balanced Fund in the event that the total expenses incurred by either Fund in any fiscal year, excluding interest, taxes, brokerage commissions and extraordinary litigation costs, but including payments to the Adviser, shall exceed 1.50% of the first $30 million dollars and 1.00% of the balance of the average value of the net assets of the applicable Fund during said fiscal year, based upon computations of such value made as of the close of business on the last valuation day of each month during such fiscal year.
The Trustees concluded that each Fund’s expenses and the management fees paid to the Adviser were fair and reasonable in light of the comparative performance, expense and management fee information. The Trustees noted, based on a profitability analysis prepared by the Adviser, that the Adviser’s profits from sponsoring each of the Mairs & Power Growth Fund, Mairs & Power Balanced Fund and Mairs & Power Small Cap Fund were not excessive, and while the Mairs & Power Minnesota Municipal Bond ETF was not yet profitable to the Adviser, the Adviser maintained adequate profit levels to support the services to each Fund from the revenues of its overall investment advisory business, despite subsidizing the operations of the Mairs & Power Minnesota Municipal Bond ETF.
4. EXTENT OF ECONOMIES OF SCALE AS THE FUNDS GROW
The Trustees compared each Fund’s expenses relative to its peer groups and discussed realized and potential economies of scale. The Trustees also reviewed the structure of each Fund’s management fees and whether the Funds were large enough to generate economies of scale for shareholders or whether economies of scale would be expected to be realized as Fund assets grow (and if so, how those economies of scale were being or would be shared with shareholders). With respect to the Mairs & Power Minnesota Municipal Bond ETF, the Mairs & Power Balanced Fund and the Mairs & Power Small Cap Fund, the Trustees noted that each Fund’s management fee structure did not contain any breakpoint reductions as the Fund’s assets grow in size, but that the feasibility of incorporating breakpoints would be reviewed on a regular basis. With respect to the Mairs & Power Growth Fund, the Trustees reviewed the breakpoint reductions set forth in the Advisory Agreement (0.60% on the first $2.5 billion of net asset value and 0.50% on the net asset value in excess of $2.5 billion). With respect to the Adviser’s fee structure, the Trustees concluded that the current fee structure was reasonable and reflected a sharing of economies of scale between the Adviser and each Fund at each Fund’s current asset level.
5. BENEFITS DERIVED FROM THE RELATIONSHIP WITH THE FUNDS
The Trustees considered the direct and indirect benefits that could be received by the Adviser from its association with the Funds. The Trustees examined the brokerage practices of the Adviser with respect to the Funds. The Trustees concluded that the benefits the Adviser may receive, such as greater name recognition and an increased ability to obtain research or brokerage services or to attract additional investor assets, appear to be reasonable, and in many cases may benefit the Funds.
CONCLUSIONS
The Trustees considered all of the foregoing factors. In considering the renewal of each applicable Advisory Agreement, the Trustees did not identify any one factor as all-important, but rather considered these factors collectively in light of each Fund’s surrounding circumstances. Based on this review, the Trustees, including a majority of the Independent Trustees, approved the continuation of each applicable Advisory Agreement for an additional one-year term ending August 31, 2025 as being in the best interests of each Fund and its shareholders.

41

Mairs & Power Funds
ADDITIONAL INFORMATION (Unaudited)(Continued)
Tax Information
For the year ended December 31, 2024, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Mairs & Power Growth Fund	100.00%
Mairs & Power Balanced Fund	53.26%
Mairs & Power Small Cap Fund	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended December 31, 2024, was as follows:

Mairs & Power Growth Fund	100.00%
Mairs & Power Balanced Fund	48.28%
Mairs & Power Small Cap Fund	100.00%

For the year ended December 31, 2024, the percentage of taxable ordinary income distributions designated as short-term capital gain distributions under Section 871(k)(2)(c) of the Code for the Funds was as follows:

Mairs & Power Growth Fund	0.00%
Mairs & Power Balanced Fund	0.11%
Mairs & Power Small Cap Fund	0.00%

42

Mairs & Power Growth Fund, established 1958
Mairs & Power Balanced Fund, established 1961
Mairs & Power Small Cap Fund, established 2011
Mairs & Power Minnesota Municipal Bond ETF (MINN), established 2021
To Contact the Funds
Call 1-855-839-2800
for the Minnesota ETF
or 1-800-304-7404
for the Mutual Funds
or write to:

(via Regular Mail) c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street P. O. Box 701 Milwaukee, WI 53201-0701	(via Overnight or Express Mail) c/o U.S. Bancorp Fund Services, LLC 3rd Floor 615 East Michigan Street Milwaukee, WI 53202-0701

For Fund literature and information, visit the Fund’s website at:
www.mairsandpower.com
Investment Manager
Mairs & Power, Inc.
30 East 7th Street
Suite 2500
Saint Paul, MN 55101
Custodian
U.S. Bank, N.A.
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, WI 53212
Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202
This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

This information is included within the financial statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is included within the financial statements filed under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed on March 9, 2023.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-29(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Not Applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Trust for Professional Managers

By (Signature and Title)*	/s/ John Buckel
John Buckel, Principal Executive Officer

Date	3/4/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John Buckel
John Buckel, Principal Executive Officer

Date	3/4/2025

By (Signature and Title)*	/s/ Jennifer Lima
Jennifer Lima, Principal Financial Officer

Date	3/4/2025

* Print the name and title of each signing officer under his or her signature.